================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------
                                    FORM N-Q
                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-5038

                           Clearwater Investment Trust
                           ---------------------------
               (Exact name of registrant as specified in charter)

  2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
  ----------------------------------------------------------------------------
     (Address of principal executive offices)                    (Zip code)

                                Susanne S. Smith
                            Chief Compliance Officer
                           Fiduciary Counselling, Inc.
                   2000 Wells Fargo Place, 30 East 7th Street
                        Saint Paul, Minnesota 55101-4930
  ----------------------------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                                 Steven G. Lentz
                               Faegre & Benson LLP
                  90 South 7th Street, 2200 Wells Fargo Center
                          Minneapolis, Minnesota 55402
  ----------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

================================================================================

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
Common stocks:

   Consumer discretionary:
         2,300        ABERCROMBIE + FITCH CO                                              $      50,218         90,735
         1,809        ACCO BRANDS CORP (b)                                                       16,591         13,640
         2,900        ADVANCE AUTO PARTS                                                        103,545        115,014
         6,950        AMAZON COM INC (b)                                                        247,060        505,682
        10,950        AMERICAN EAGLE OUTFITTERS INC                                             106,990        166,988
           900        AMERICAN GREETINGS CORP                                                    13,869         13,761
           229        ASCENT MEDIA CORP (b)                                                       6,141          5,590
         1,700        AUTOLIV                                                                    69,331         57,375
         2,000        AUTOZONE INC (b)                                                          183,474        246,680
        19,831        AVIS BUDGET GROUP INC                                                     223,271        113,830
         5,475        BED BATH + BEYOND INC (b)                                                 181,359        171,970
         1,250        BELO CORP                                                                  14,941          7,450
         7,650        BEST BUY CO INC                                                           210,571        286,875
         1,400        BIG LOTS INC (b)                                                           15,477         38,962
         1,300        BLACK + DECKER CORPORATION                                                 44,208         78,975
         3,800        BORG WARNER INC                                                           107,106        124,526
         1,950        BRINKER INTL INC                                                           41,847         34,886
         8,300        BROCADE COMMUNICATIONS SYS INC (b)                                         52,215         48,306
         2,025        CABLEVISION SYS CORP                                                           --         50,949
         5,468        CARMAX INC (b)                                                             78,791         76,552
         7,500        CARNIVAL CORP                                                             362,469        265,125
           330        CAVCO INDS INC DEL (b)                                                        815         11,930
         9,343        CBS CORP CLASS B                                                          242,763        136,221
         6,600        CENTEX CORP                                                                66,427        106,920
         3,075        CLEAR CHANNEL OUTDOOR HLDGS IN (b)                                         48,877         42,066
         9,200        COACH INC (b)                                                             107,172        230,368
        66,567        COMCAST CORP NEW                                                        1,201,630      1,306,710
         1,300        COPART INC (b)                                                             32,032         49,400
         8,600        COSTCO WHSL CORP NEW                                                      291,902        558,398
         7,800        D R HORTON INC                                                            104,715        101,556
         2,800        DARDEN RESTAURANTS INC                                                     65,099         80,164
        17,423        DIRECTV GROUP INC (b)                                                     258,330        455,960
         2,296        DISCOVERYCOMMUNICATIONS INC (b)                                            33,666         32,718
         2,296        DISCOVERYCOMMUNICATIONS INC (b)                                            23,260         32,511
         5,700        DISH NETWORK CORP (b)                                                     174,889        119,700
        46,960        DISNEY WALT CO                                                          1,100,904      1,441,202
         4,800        DOLBY LABORATORIES INC (b)                                                104,393        168,912
         1,600        DOLLAR TREE INC (b)                                                        39,797         58,176
        11,900        EASTMAN KODAK CO                                                          245,443        183,022
         6,220        EXPEDIA INC DEL (b)                                                       124,528         93,984
         3,000        FOOT LOCKER INC                                                            40,394         48,480
        37,863        FORD MTR CO DEL (b)                                                       271,334        196,888
         7,700        FORTUNE BRANDS INC                                                        266,191        441,672
         3,800        GAMESTOP CORP NEW (b)                                                      15,311        129,998
        10,000        GANNETT INC                                                               211,212        169,100
        14,300        GAP INC                                                                   234,156        254,254
         1,600        GARMIN LTD                                                                 72,406         54,304
         8,700        GENERAL MTRS CORP                                                         169,911         82,215
         9,200        GENTEX CORP                                                               131,306        131,560
         4,200        GOODYEAR TIRE AND RUBBER (b)                                              114,093         64,302
         6,081        HANESBRANDS INC (b)                                                       171,664        132,262
        13,650        HARLEY DAVIDSON INC                                                        79,972        509,145
         7,050        HEARST ARGYLE TELEVISION INC                                              169,510        157,427
         4,600        HERTZ GLOBAL HLDGS INC (b)                                                 46,429         34,822
        42,525        HOME DEPOT INC                                                             27,735      1,100,972
         1,084        HSN INC DEL (b)                                                            20,274         11,935
         5,300        INTERNATIONAL GAME TECHNOLOGY                                             181,663         91,054

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
         3,700        INTERPUBLIC GROUP COS INC                                                  33,467         28,675
   Consumer discretionary (Cont'd):
           644        INTERVAL LEISURE GROUP INC (b)                                      $      12,087          6,698
         5,300        J C PENNEY  INC                                                           210,583        176,702
        14,050        JOHNSON CTLS INC                                                          283,752        426,137
         1,200        KB HOME                                                                    31,938         23,616
        11,550        KOHLS CORP (b)                                                             92,211        532,224
           700        LAMAR ADVERTISING CO                                                       26,224         21,623
         4,100        LAS VEGASSANDS CORP (b)                                                   170,210        148,051
         1,300        LEAR CORP                                                                  21,307         13,650
         1,100        LEGGETT +PLATT INC                                                         23,652         23,969
        14,396        LIBERTY MEDIA CORP NEW (b)                                                246,639        185,852
         3,331        LIBERTY MEDIA CORP NEW (b)                                                 34,332         44,569
        10,524        LIBERTY MEDIA CORP NEW (b)                                                132,977        262,784
        10,290        LIMITED BRANDS INC                                                        118,493        178,223
        32,400        LOWES COSINC                                                              642,222        767,556
         6,200        MACYS INC                                                                 143,111        111,476
        16,985        MARRIOTT INTL INC NEW                                                      69,828        443,139
         8,700        MATTEL INC                                                                164,712        156,948
        24,100        MCDONALDSCORP                                                             577,586      1,486,970
         7,290        MCGRAW HILL COS INC                                                       279,379        230,437
         2,900        MOHAWK INDS INC (b)                                                       216,361        195,431
         4,200        NEWELL RUBBERMAID INC                                                      97,738         72,492
        43,775        NEWS CORP                                                                 678,724        524,862
         7,000        NIKE INC                                                                  251,483        468,300
         8,300        NORDSTROMINC                                                              159,269        239,206
         4,500        OFFICE DEPOT INC (b)                                                       65,209         26,190
         7,495        OMNICOM GROUP                                                             278,273        289,007
         2,500        PENN NATLGAMING INC (b)                                                    97,645         66,425
         1,300        PETSMART INC                                                               33,146         32,123
         1,500        POLO RALPH LAUREN CORP                                                     31,320         99,960
           700        PRICELINECOM INC (b)                                                       92,103         47,901
         7,500        PULTE HOMES INC                                                            77,063        104,775
         3,000        REGAL ENTMT GROUP                                                          55,920         47,340
         2,300        ROSS STORES INC                                                            36,395         84,663
         2,600        RYLAND GROUP INC                                                           71,175         68,952
         1,000        SCHOLASTIC CORP                                                            28,560         25,680
           766        SCRIPPS EW CO OH                                                            7,582          5,416
         2,300        SCRIPPS NETWORKS INTERACTIVE I                                             91,239         83,513
         1,227        SEARS HLDGS CORP (b)                                                       78,518        114,725
         1,300        SHERWIN WILLIAMS CO                                                        62,645         74,308
       103,227        SIRIUS XMRADIO INC (b)                                                    233,271         58,839
         1,400        SNAP ON INC                                                                52,729         73,724
         2,900        STANLEY WORKS                                                             129,263        121,046
        16,250        STAPLES INC                                                               264,742        365,625
        19,650        STARBUCKSCORP (b)                                                         279,363        292,196
         5,010        STARWOOD HOTELS + RESORTS INC                                             224,617        140,981
        19,100        TARGET CORP                                                               700,947        936,855
           644        TICKETMASTER (b)                                                           19,048          6,910
         3,000        TIFFANY +CO NEW                                                            86,618        106,560
        10,933        TIM HORTONS INC                                                           229,722        323,945
        84,400        TIME WARNER INC NEW                                                     1,154,156      1,106,484
         8,447        TJX COS INC NEW                                                           160,244        257,802
         5,500        TOLL BROSINC (b)                                                          124,557        138,765
           800        TRW AUTOMOTIVE HLDGS CORP (b)                                              18,216         12,728
         2,057        UNITED RENTALS INC (b)                                                     39,425         31,349
         3,227        URBAN OUTFITTERS INC (b)                                                   61,562        102,844
         2,300        V F CORP                                                                  135,032        177,813
        12,556        VIACOM INC NEW (b)                                                        511,922        311,891

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
         4,100        VIRGIN MEDIA INC                                                           70,268         32,390
         1,166        WABCO HLDGS INC                                                            40,995         41,440
   Consumer discretionary (Cont'd):
        49,896        WAL MART STORES INC                                                 $   2,310,149      2,988,271
        28,190        WENDYS/ARBYS GROUP INC                                                    164,257        148,281
         3,600        WHIRLPOOLCORP                                                             155,800        285,444
         3,900        WILEY JOHN + SONS INC                                                     153,413        157,755
         5,989        WYNDHAM WORLDWIDE CORP                                                     97,386         94,087
           300        WYNN RESORTS LTD                                                           24,410         24,492
        10,016        YUM BRANDS INC                                                            105,346        326,622
         2,400        ZALE CORPNEW (b)                                                           39,515         60,000
                                                                                          -------------   ------------
                                                                                             22,031,719     27,999,883        10.20%
   Consumer staples:
        49,200        ALTRIA GROUP INC                                                          445,961        976,128
        17,264        ANHEUSER BUSCH COS INC                                                    836,020      1,120,088
        14,200        ARCHER DANIELS MIDLAND CO                                                 313,471        311,122
         9,362        AVON PRODS INC                                                            275,428        389,178
         2,627        BROWN FORMAN CORP (b)                                                     130,798        188,645
         1,800        BUNGE LIMITED                                                             184,419        113,724
         6,200        CAMPBELL SOUP CO                                                          168,826        239,320
         1,800        CLOROX CO                                                                 100,640        112,842
        52,159        COCA COLACO                                                             1,935,399      2,758,168
        13,000        COCA COLAENTERPRISES INC                                                  277,718        218,010
        14,290        COLGATE PALMOLIVE CO                                                      786,549      1,076,752
         8,400        CONAGRA INC                                                               191,907        163,464
        35,222        CVS CAREMARK CORP                                                         672,197      1,185,573
         5,773        DEL MONTEFOODS CO                                                          57,723         45,029
         6,000        DR PEPPERSNAPPLE GROUP INC (b)                                            125,060        158,880
         7,200        GENERAL MLS INC                                                           334,431        494,784
         1,600        HANSEN NAT CORP (b)                                                        61,969         48,400
         8,075        HEINZ H JCO                                                               303,404        403,508
         2,000        HERSHEY CO / THE                                                           79,040         79,080
         4,900        HORMEL FOODS CORP                                                         159,050        177,772
         5,800        KELLOGG CO                                                                268,705        325,380
        10,350        KIMBERLY CLARK CORP                                                       615,872        671,094
        36,538        KRAFT FOODS INC                                                           555,197      1,196,620
        16,500        KROGER CO                                                                 302,529        453,420
         1,867        LAUDER ESTEE COS INC                                                       70,634         93,182
         4,100        LORILLARDINC                                                              107,638        291,715
         2,800        MCCORMICK+ CO INC                                                          97,399        107,660
         3,200        MOLSON COORS BREWING CO                                                   125,165        149,600
         1,000        NBTY INC (b)                                                               21,300         29,520
         3,700        PEPSI BOTTLING GROUP INC                                                  103,155        107,929
        36,126        PEPSICO INC                                                             1,544,235      2,574,700
        50,100        PHILIP MORRIS INTL ORD SHR                                              1,071,248      2,409,810
        72,139        PROCTER AND GAMBLE CO (b)                                               1,841,247      5,027,367
         9,819        SAFEWAY INC                                                               212,761        232,907
        12,350        SARA LEE CORP                                                             200,173        155,981
         5,400        SMITHFIELD FOODS INC (b)                                                  108,846         85,752
         1,400        SMUCKER JM CO (b)                                                          64,533         70,966
         4,606        SUPERVALUINC                                                               89,569         99,950
        11,300        SYSCO CORP                                                                230,766        348,379
         2,100        TERRA INDS INC                                                            102,659         61,740
         9,527        TYSON FOODS INC (DEL)                                                     111,286        113,752
         7,554        UST INC                                                                   320,079        502,643
        27,350        WALGREEN CO                                                               324,378        846,756
         7,600        WHOLE FOODS MKT INC                                                       176,927        152,228
         6,213        WRIGLEY WM JR CO                                                          215,561        493,312
                                                                                          -------------   ------------
                                                                                             16,321,869     26,862,829         9.79%

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
   Energy:
         9,846        ANADARKO PETE CORP                                                        402,657        477,629
         9,134        APACHE CORP                                                               389,377        952,494
   Energy (Cont'd):
         6,800        BAKER HUGHES INC                                                    $     413,255        411,672
        12,500        BJ SVCS CO                                                                297,345        239,125
         4,517        BP PLC (d)                                                                109,025        226,618
           304        CABOT OIL+ GAS CORP                                                        19,491         10,987
         2,700        CAMERON INTL CORP (b)                                                     146,300        104,058
        16,686        CHESAPEAKE ENERGY CORP                                                    404,571        598,360
        47,095        CHEVRON CORP                                                            2,305,316      3,884,396
         2,800        CIMAREX ENERGY CO                                                         154,862        136,948
        36,443        CONOCOPHILLIPS                                                          1,285,740      2,669,450
           700        CONTINENTAL RES INC OK (b)                                                 46,778         27,461
         7,200        DENBURY RES INC (b)                                                       219,456        137,088
         9,823        DEVON ENERGY CORPORATION NEW                                              489,869        895,858
           600        DIAMOND OFFSHORE DRILLING INC                                              83,493         61,836
         4,100        DRESSER RAND GROUP INC (b)                                                134,747        129,027
        13,900        EL PASO CORP                                                              103,337        177,364
         1,200        ENCORE AQUISITION CO (b)                                                   85,206         50,136
         4,554        ENSCO INTL INC                                                            193,114        262,447
         8,100        EOG RESOURCES INC                                                          77,020        724,626
       121,233        EXXON MOBIL CORP                                                        5,316,689      9,414,955
         2,000        FMC TECHNOLOGIES INC (b)                                                  104,383         93,100
           900        FOREST OIL CORP (b)                                                        63,743         44,640
         2,000        GLOBAL INDUSTRIES INC (b)                                                  36,090         13,880
        20,158        HALLIBURTON CO                                                            464,616        652,918
         1,100        HELIX ENERGY SOLUTIONS GROUP (b)                                           44,633         26,708
         6,200        HELMERICHAND PAYNE INC                                                     82,265        267,778
         5,900        HESS CORP                                                                 446,457        484,272
        16,686        MARATHON OIL CORP                                                         565,977        665,271
         2,800        MURPHY OIL CORP                                                            60,761        179,592
         5,400        NABORS INDUSTRIES LTD (b)                                                 164,133        134,568
        11,822        NATIONAL OILWELL VARCO INC (b)                                            334,898        593,819
         5,142        NEWFIELD EXPL CO (b)                                                      222,527        164,493
         6,000        NOBLE CORPORATION                                                         295,985        263,400
         5,800        NOBLE ENERGY INC                                                           74,136        322,422
        22,614        OCCIDENTAL PETE CORP                                                      212,154      1,593,156
         4,600        OCEANEERING INTL INC (b)                                                  235,451        245,272
           900        OIL STATES INTL INC (b)                                                    54,464         31,815
         7,700        PATTERSONUTI ENERGY INC                                                   157,042        154,154
         3,200        PIONEER NAT RES CO                                                         48,507        167,296
         5,600        PRIDE INTERNATIONAL INC (b)                                               188,739        165,816
         5,810        QUICKSILVER RES INC (b)                                                   119,305        114,050
         1,100        RANGE RESCORP                                                              69,319         47,157
         1,100        ROWAN COSINC                                                               50,419         33,605
        26,900        SCHLUMBERGER LTD                                                        1,623,449      2,100,621
         3,200        SMITH INTL INC                                                            119,259        187,648
         9,300        SUNOCO INC                                                                104,859        330,894
         4,700        SUPERIOR ENERGY SVCS INC (b)                                              169,835        146,358
         1,800        TESORO CORP                                                                42,248         29,682
         3,300        TETRA TECHNOLOGIES INC DEL (b)                                             68,507         45,705
         2,300        TIDEWATERINC                                                              118,715        127,328
         7,177        TRANSOCEAN INC (b)                                                        398,212        788,322
        11,444        VALERO ENERGY CORP                                                        242,958        346,753
        13,000        WEATHERFORD INTERNATIONAL LTD (b)                                         443,795        326,820
         2,000        WHITING PETE CORP NEW (b)                                                 166,142        142,520
        13,675        WILLIAMS COS INC                                                          253,252        323,414
        12,547        XTO ENERGY INC                                                            349,614        583,686
                                                                                          -------------   ------------

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
                                                                                             20,874,489     33,531,466        12.22%
   Financials:
         3,500        ACE LIMITED                                                               213,273        189,455
        13,050        AFLAC INC                                                                 476,902        766,688
   Financials (Cont'd):
         7,800        ALLIED CAP CORP NEW                                                 $     169,385         84,240
        12,300        ALLSTATE CORP                                                             547,785        567,276
         7,800        AMB PPTY CORP                                                             248,010        353,340
        21,333        AMERICAN EXPRESS CO                                                       815,984        755,828
        48,416        AMERICAN INTL GROUP INC                                                   829,620        161,225
         2,700        AMERICREDIT CORP (b)                                                       31,865         27,351
         7,391        AMERIPRISE FINL INC                                                       288,205        282,336
        14,400        ANNALY CAPITAL MANAGEMENT INC                                             233,405        193,680
         9,700        AON CORP                                                                  317,588        436,112
         2,478        APARTMENTINVT + MGMT CO (b)                                                84,727         86,780
         4,100        ASSOCIATED BANC CORP                                                      116,092         81,795
         1,800        ASSURANT INC                                                              119,588         99,000
         9,900        ASTORIA FINL CORP                                                          87,763        205,227
         1,100        AVALONBAYCMNTYS INC                                                       105,375        108,262
         5,100        AXIS CAPITAL HOLDINGS LTD                                                 187,376        161,721
         3,400        BANCORPSOUTH INC                                                           62,679         95,642
       106,080        BANK AMERCORP                                                           3,523,638      3,712,800
        25,701        BANK NEW YORK MELLON CORP                                                 819,444        837,339
        12,658        BB+T CORP                                                                 372,058        478,472
         4,106        BERKLEY WR CORP                                                           128,060         96,696
         1,500        BLACKROCKINC CLA                                                          285,604        291,750
         2,988        BOSTON PPTYS INC                                                          285,378        279,856
         6,500        BRANDYWINE RLTY TR                                                        107,015        104,195
         3,080        BROADRIDGE FINL SOLUTIONS INC                                              52,817         47,401
         6,847        CAPITAL ONE FINL CORP                                                     274,221        349,197
         3,700        CAPITALSOURCE INC                                                          39,812         45,510
         3,700        CB RICHARD ELLIS GROUP INC (b)                                             84,241         49,469
        10,500        CHUBB CORP                                                                463,686        576,450
         2,756        CINCINNATI FINL CORP                                                      103,501         78,381
         1,100        CIT GROUPINC NEW                                                           17,463          7,656
       132,514        CITIGROUPINC (b)                                                        2,753,529      2,717,862
         1,573        CME GROUPINC                                                              638,516        584,385
         4,600        COMERICA INC                                                              233,547        150,834
         1,500        DIGITAL RLTY TR INC                                                        60,188         70,875
         9,887        DISCOVER FINL SVCS                                                        148,722        136,638
         2,500        DUKE RLTYCORP                                                              66,038         61,450
        15,500        E TRADE FINL CORP (b)                                                      56,033         43,400
         1,300        EAST WESTBANCORP INC                                                       18,831         17,810
         5,416        EQUITY RESIDENTIAL                                                        174,162        240,525
         6,000        ERIE INDTY CO                                                             310,838        253,620
        17,950        FEDERAL HOME LN MTG CORP                                                   54,545         30,695
         4,281        FIDELITY NATL FINL INC                                                     72,081         62,931
         4,742        FIDELITY NATL INFORMATION SVC                                              96,711         87,537
         1,000        FIRST CTZNS BANCSHARES INC N C (b)                                        144,916        179,000
        21,278        FIRST HORIZON NATL CORP                                                   308,967        199,163
         1,200        FOREST CITY ENTERPRISES INC                                                54,504         36,804
           829        FORESTAR REAL ESTATE GROUP INC (b)                                         20,649         12,228
         6,559        FRANKLIN RES INC                                                          120,455        578,045
        14,800        FULTON FINL CORP PA                                                       163,919        161,468
        13,609        GENERAL GROWTH PPTYS INC                                                  153,671        205,496
         7,300        GENWORTH FINL INC                                                         160,164         62,853
         9,226        GOLDMAN SACHS GROUP INC                                                 1,207,732      1,180,928
             1        GUARANTY FINL GROUP INC (b)                                                     7              4
         1,200        HANOVER INS GROUP INC                                                      51,342         54,624

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
         5,200        HARTFORD FINANCIAL SVCS GRP (b)                                           293,116        213,148
        14,300        HCP INC                                                                   238,638        573,859
        13,067        HOST HOTELS + RESORTS INC                                                 238,041        173,660
         6,400        HRPT PPTYS TR                                                              56,139         44,096
        10,500        HUDSON CITY BANCORP INC                                                   166,268        193,725
   Financials (Cont'd):
         8,300        HUNTINGTON BANCSHARES INC                                           $      77,106         66,317
         1,900        INTERCONTINENTALEXCHANGE INC (b)                                          304,918        153,292
         6,300        INVESCO LTD                                                               169,355        132,174
        22,911        ISTAR FINL INC                                                            357,169         59,569
         4,400        JANUS CAPGROUP INC                                                         64,273        106,832
        79,040        JPMORGAN CHASE + CO                                                     2,486,022      3,691,168
        15,200        KEYCORP NEW                                                               300,120        181,488
         5,301        KIMCO RLTY CORP (b)                                                       179,509        195,819
         4,352        LEGG MASON INC                                                            236,946        165,637
         3,500        LEUCADIA NATL CORP                                                        126,468        159,040
         6,948        LINCOLN NATL CORP IN                                                      251,421        297,444
         8,700        LOEWS CORP                                                                163,240        343,563
         1,060        M + T BK CORP                                                              90,056         94,605
         5,400        MACK CA RLTY CORP                                                         169,534        182,898
         8,104        MANULIFE FINL CORP                                                        115,042        297,336
        11,478        MARSH + MCLENNAN COS INC                                                  302,955        364,541
         4,699        MARSHALL + ILSLEY CORP NEW                                                 98,962         94,685
        33,853        MERRILL LYNCH + CO INC                                                  1,284,150        856,481
         9,300        METLIFE INC                                                               403,296        520,800
         3,000        MF GLOBALLTD (b)                                                           34,695         13,020
         4,400        MOODYS CORP                                                               173,138        149,600
        24,060        MORGAN STANLEY                                                          1,001,176        553,380
         4,500        NASDAQ OMX GROUP INC (b)                                                  139,568        137,565
         1,200        NATIONWIDE FINL SVCS INC                                                   49,923         59,196
         1,500        NATIONWIDE HEALTH PPTYS INC                                                48,338         53,970
         3,249        NEW YORK CMNTY BANCORP INC                                                 60,019         54,551
         4,002        NORTHERN TRUST CORP                                                       199,504        288,944
         4,400        NYSE EURONEXT (b)                                                         321,574        172,392
        11,825        OLD REP INTL CORP                                                         232,156        150,769
         4,100        ONEBEACONINSURANCE GROUP LTD                                               90,672         86,715
        15,523        PEOPLES UTD FINL INC                                                      218,427        298,818
         3,485        PLUM CREEK TIMBER CO INC                                                   79,081        173,762
         7,225        PNC FINL SVCS GROUP INC                                                   415,080        539,708
        20,300        POPULAR INC                                                               201,478        168,287
        11,200        PRICE T ROWE GROUP INC                                                     73,358        601,552
         4,950        PRINCIPALFINANCIAL GROUP                                                  202,106        215,276
        18,348        PROGRESSIVE CORP OHIO                                                     320,780        319,255
         7,772        PROLOGIS (b)                                                              341,332        320,750
         9,200        PRUDENTIAL FINL INC                                                       390,935        662,400
         2,991        PUBLIC STORAGE                                                            238,179        296,139
         2,825        RAYMOND JAMES FINANCIAL INC                                                70,271         93,169
         2,700        REALTY INCOME CORP                                                         67,689         69,120
         7,399        REGIONS FINL CORP NEW                                                      98,245         71,030
        25,700        SCHWAB CHARLES CORP                                                       229,436        668,200
         5,126        SIMON PPTY GROUP INC NEW                                                  352,978        497,222
           700        SL GREEN RLTY CORP                                                         62,332         45,360
         8,900        SLM CORP                                                                  206,478        109,826
         8,410        SOVEREIGNBANCORP INC                                                       81,914         33,220
         1,700        ST JOE CO                                                                  56,409         66,453
        11,735        STATE STREET CORPORATION                                                  588,179        667,487
         8,134        SUNTRUST BKS INC                                                          484,302        365,949
         9,000        SYNOVUS FINL CORP                                                          99,692         93,150
        22,300        TCF FINANCIAL CORP                                                        192,994        401,400

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
         7,566        TD AMERITRADE HLDG CORP (b)                                               121,495        122,569
         2,600        TORCHMARKINC                                                              124,633        155,480
         2,570        TORONTO DOMINION BK ONT                                                   155,375        156,744
         1,100        TRANSATLANTIC HLDGS INC                                                    71,062         59,785
        16,188        TRAVELERSCOS INC                                                          607,690        731,698
           180        TREE COM INC (b)                                                            2,025            868
   Financials (Cont'd):
         4,000        UNITRIN INC                                                         $     101,606         99,760
         8,900        UNUM GROUP                                                                167,076        223,390
        37,585        US BANCORP DEL                                                            920,971      1,353,812
         5,346        VALLEY NATL BANCORP                                                        95,566        112,052
         2,900        VENTAS INC                                                                129,094        143,318
         9,700        VISA INC                                                                  809,898        595,483
         2,645        VORNADO RLTY TR                                                           218,703        240,563
        44,186        WACHOVIA CORP 2ND NEW                                                   1,178,078        154,651
        77,453        WELLS FARGO + CO NEW                                                    1,074,511      2,906,811
        26,044        WESTERN UN CO                                                              79,377        642,505
         2,800        WHITNEY HLDG CORP                                                          53,158         67,900
         7,225        XL CAPITAL LTD                                                             92,119        129,617
         3,500        ZIONS BANCORP                                                             167,964        135,450
                                                                                          -------------   ------------
                                                                                             40,328,194     44,432,569        16.20%
   Healthcare:
        35,435        ABBOTT LABS                                                             1,394,820      2,040,347
        15,800        AETNA INC                                                                 125,965        570,538
         7,286        ALLERGAN INC                                                              331,496        375,229
         4,000        AMERISOURCEBERGEN CORP                                                    121,747        150,600
        25,150        AMGEN INC (b)                                                             102,792      1,490,641
         2,700        AMYLIN PHARMACEUTICALS INC (b)                                             82,493         54,594
         2,200        APPLIED BIOSYSTEMS INC                                                     52,119         75,350
         3,300        BARD C R INC                                                              264,405        313,071
         4,800        BARR PHARMACEUTICALS INC (b)                                              241,320        313,440
        15,100        BAXTER INTL INC                                                           469,170        991,013
         6,500        BECTON DICKINSON + CO                                                     417,630        521,690
        10,850        BIOGEN IDEC INC (b)                                                       146,705        545,647
         2,300        BIOMARIN PHARMACEUTICAL INC (b)                                            67,195         60,927
        30,450        BOSTON SCIENTIFIC CORP (b)                                                399,951        373,622
        42,300        BRISTOL MYERS SQUIBB CO                                                 1,048,308        881,955
         7,335        CARDINAL HEALTH INC                                                       403,937        361,469
         9,336        CELGENE CORP (b)                                                          254,961        590,782
         1,200        CEPHALON INC (b)                                                           78,269         92,988
         6,600        CIGNA CORP                                                                107,215        224,268
         1,400        COVANCE INC (b)                                                            82,457        123,774
         2,546        COVENTRY HEALTH CARE INC (b)                                              100,005         82,872
        12,425        COVIDIEN LTD                                                              452,824        667,968
         3,225        DAVITA INC (b)                                                            123,269        183,857
         1,900        EDWARDS LIFESCIENCES CORP (b)                                             118,152        109,744
         1,200        ENDO PHARMACEUTICALS HLDGS (b)                                             30,942         24,000
         5,400        EXPRESS SCRIPTS INC (b)                                                   130,689        398,628
         7,250        FOREST LABS INC (b)                                                       275,795        205,030
        10,300        GENENTECHINC (b)                                                          570,900        913,404
         5,300        GENZYME CORP (b)                                                          290,248        428,717
        22,560        GILEAD SCIENCES INC (b)                                                   554,355      1,028,285
         3,152        GLAXOSMITHKLINE PLC (d)                                                    76,079        136,986
        10,600        HEALTH MGMT ASSOC                                                          68,741         44,096
         2,450        HEALTH NET INC (b)                                                         64,669         57,820
         1,300        HILL ROM HLDGS                                                             38,228         39,403
         3,700        HILLENBRAND INC                                                            88,840         74,592
         6,000        HLTH CORP (b)                                                              58,236         68,580
         8,108        HOLOGIC INC (b)                                                           180,379        156,728

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
         6,805        HOSPIRA INC (b)                                                           247,485        259,951
         3,900        HUMANA INC (b)                                                             39,107        160,680
         2,600        ILLUMINA INC (b)                                                          110,364        105,378
         1,300        IMCLONE SYS INC (b)                                                        38,989         81,172
         4,400        IMS HEALTH INC                                                            108,416         83,204
           800        INTUITIVESURGICAL INC (b)                                                 199,170        192,784
         1,800        INVERNESSMED INNOVATIONS INC (b)                                           57,627         54,000
   Healthcare (Cont'd):
         5,000        INVITROGEN CORP (b)                                                 $     164,832        189,000
        65,984        JOHNSON +JOHNSON                                                        2,377,792      4,571,372
         1,931        KINETIC CONCEPTS INC (b)                                                   71,019         55,207
         9,700        KING PHARMACEUTICALS INC (b)                                              103,405         92,926
         3,400        LABORATORY CORP AMER HLDGS (b)                                             99,252        236,300
        21,794        LILLY ELI+ CO                                                             954,591        959,590
         1,950        LINCARE HLDGS INC (b)                                                      58,492         58,676
         6,300        MCKESSON CORP                                                             258,943        339,003
        10,756        MEDCO HEALTH SOLUTIONS INC (b)                                            182,933        484,020
        27,050        MEDTRONICINC                                                              100,935      1,355,205
        48,686        MERCK + CO INC                                                          1,656,725      1,536,530
           953        MILLIPORECORP (b)                                                          60,735         65,566
         6,800        MYLAN INC                                                                  81,695         77,656
         2,600        PATTERSONCOS INC (b)                                                       87,927         79,066
         1,900        PDL BIOPHARMA INC                                                          30,868         17,689
         1,800        PERRIGO CO                                                                 59,715         69,228
       154,275        PFIZER INC                                                              1,268,988      2,844,831
         3,400        PHARMACEUTICAL PROD DEV INC (b)                                           119,843        140,590
         3,665        QUEST DIAGNOSTICS INC                                                     147,704        189,371
        36,403        SCHERING PLOUGH CORP                                                      688,609        672,363
         3,074        SEPRACOR INC (b)                                                           81,275         56,285
        12,600        SERVICE CORP INTL                                                          90,438        105,336
         7,039        ST JUDE MED INC                                                           200,879        306,126
        11,600        STRYKER CORP                                                               44,769        722,680
        12,900        TENET HEALTHCARE CORP (b)                                                  56,567         71,595
         2,157        TEVA PHARMACEUTICAL INDS LTD                                               40,824         98,769
        26,602        UNITEDHEALTH GROUP INC                                                    591,373        675,425
         1,268        UNIVERSALHEALTH SVCS INC                                                   67,747         71,046
         5,800        VARIAN MED SYS INC                                                        213,788        331,354
         2,400        VCA ANTECH INC (b)                                                         71,120         70,728
         3,300        VERTEX PHARMACEUTICALS INC (b)                                             84,680        109,692
         2,175        WATSON PHARMACEUTICALS INC (b)                                             50,706         61,988
         1,400        WELLCARE HEALTH PLANS INC (b)                                              49,539         50,400
        11,849        WELLPOINTINC (b)                                                          511,001        554,178
        29,967        WYETH                                                                   1,252,227      1,106,981
         7,074        ZIMMER HOLDINGS INC (b)                                                   458,647        456,697
                                                                                          -------------   ------------
                                                                                             22,657,041     34,593,291        12.61%
   Industrials:
        16,350        3M CO                                                                   1,175,090      1,116,869
         4,210        AGCO CORP (b)                                                             174,615        179,388
         1,000        ALLIANCE DATA SYSTEMS CORP (b)                                             56,945         63,380
         4,550        ALLIED WASTE INDUSTRIES INC (b)                                            47,124         50,551
         6,200        AMR CORP DEL (b)                                                           52,778         60,884
         2,600        APOLLO GROUP INC (b)                                                      159,671        154,180
         1,700        AVERY DENNISON CORP                                                        90,518         75,616
         2,000        BE AEROSPACE INC (b)                                                       58,542         31,660
         6,200        BLOCK H +R INC                                                             58,017        141,050
        18,700        BOEING CO                                                                 442,349      1,072,445
         1,300        BUCYRUS INTL INC NEW                                                       96,402         58,084
         7,947        BURLINGTON NORTHN SANTA FE                                                362,943        734,541
         1,400        C H ROBINSON WORLDWIDE INC                                                 80,353         71,344

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
         1,600        CAREER EDCORP (b)                                                          26,824         26,160
         1,400        CARLISLE COS INC                                                           47,448         41,958
        13,904        CATERPILLAR INC                                                           528,647        828,678
         3,700        CINTAS CORP                                                               122,389        106,227
         5,400        CON WAY INC                                                               151,343        238,194
         4,300        CONTINENTAL AIRLS INC (b)                                                 102,190         71,724
         3,900        CONVERGYSCORP (b)                                                          69,089         57,642
         2,800        COOPER INDUSTRIES LTD                                                     127,796        111,860
   Industrials (Cont'd):
         1,200        COPA HOLDINGS S A                                                   $      46,086         39,000
         4,500        COVANTA HLDG CORP (b)                                                     119,422        107,730
         8,648        CRANE CO                                                                  145,825        256,932
        10,200        CSX CORP                                                                  107,400        556,614
         6,000        CUMMINS INC                                                               184,025        262,320
         5,200        DANAHER CORP                                                              275,625        360,880
         9,900        DEERE + CO                                                                379,732        490,050
         5,100        DELTA AIRLINES INC DE (b)                                                  39,236         37,995
         1,000        DEVRY INCDEL                                                               19,142         49,540
        36,400        DOMTAR CORP                                                               217,293        167,440
         1,600        DONALDSONCO INC                                                            63,715         67,056
         6,900        DONNELLEYR R + SONS CO                                                    207,199        169,257
         5,925        DOVER CORP                                                                251,755        240,259
           500        DRS TECHNOLOGIES INC                                                       39,368         38,375
         4,087        DUN + BRADSTREET CORP DEL NEW                                             101,575        385,649
         3,100        EATON CORP                                                                112,467        174,158
        19,700        EMERSON ELEC CO                                                           559,227        803,563
         1,397        ENERGIZERHLDGS INC (b)                                                     87,823        112,528
         3,600        EXPEDITORS INTL WA INC                                                    151,918        125,424
         2,800        FASTENAL CO                                                               109,422        138,292
        10,653        FEDEX CORP                                                                211,517        842,013
         9,350        FISERV INC (b)                                                             84,323        442,442
         1,300        FLOWSERVECORP                                                             119,620        115,401
         7,350        FLUOR CORP NEW                                                             96,907        409,395
         2,800        FOSTER WHEELER LTD (b)                                                    172,525        101,108
           700        FTI CONSULTING INC (b)                                                     47,352         50,568
           900        GARDNER DENVER INC (b)                                                     50,054         31,248
         1,400        GATX CORPORATION                                                           24,276         55,398
         8,300        GENERAL DYNAMICS CORP                                                     447,055        611,046
       229,200        GENERAL ELEC CO                                                         5,471,935      5,844,600
           700        GENERALE CABLE CORP                                                        50,306         24,941
         5,050        GENUINE PARTS CO                                                          153,969        203,061
         3,700        GOODRICH CORP                                                             111,298        153,920
         4,100        GRACO INC                                                                 162,258        146,001
         1,700        GRAINGER W W INC                                                           74,317        147,849
         2,200        HARSCO CORP                                                                59,517         81,818
        15,000        HONEYWELLINTL INC                                                         401,329        623,250
         2,400        HUBBELL INC                                                               102,187         84,120
         2,100        HUNT J B TRANS SVCS INC                                                    40,530         70,077
        11,924        ILLINOIS TOOL WKS INC                                                     497,186        530,022
         6,420        INGERSOLLRAND COMPANY LIMITED                                             283,239        200,111
         3,600        ITT CORP NEW                                                              168,296        200,196
         1,300        ITT EDL SVCS INC (b)                                                       52,038        105,183
         5,468        JACOBS ENGR GROUP INC                                                     167,658        296,967
           432        JOHN BEANTECHNOLOGIES CORP (b)                                              5,127          5,469
         2,238        JOY GLOBAL INC                                                            102,549        101,023
         2,700        L 3 COMMUNICATIONS HLDG CORP                                              176,123        265,464
         1,200        LANDSTAR SYS INC                                                           38,351         52,872
           400        LINCOLN ELEC HLDGS INC                                                     31,486         25,724
         8,700        LOCKHEED MARTIN CORP                                                      466,468        954,129

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
         2,600        MANITOWOCINC                                                              107,595         40,430
         1,475        MANPOWER INC WIS                                                           66,373         63,661
         8,800        MASCO CORP                                                                173,216        157,872
         1,800        MASTERCARD INC                                                            193,005        319,194
         4,200        MCDERMOTTINTL INC                                                         182,599        107,310
         1,800        MONSTER WORLDWIDE INC (b)                                                  45,970         26,838
        11,060        NORFOLK SOUTHN CORP                                                       379,107        732,283
         7,560        NORTHROP GRUMMAN CORP                                                     431,730        457,682
         5,400        NORTHWESTAIRLS CORP (b)                                                    48,247         48,762
   Industrials (Cont'd):
         1,700        OVERSEAS SHIPHOLDING GROUP INC                                      $     109,761         99,127
         8,000        OWENS CORNING NEW (b)                                                     183,010        191,280
        10,489        PACCAR INC                                                                186,765        400,575
         2,200        PALL CORP                                                                  55,214         75,658
         3,950        PARKER HANNIFIN CORP                                                      212,565        209,350
         2,200        PENTAIR INC                                                                72,761         76,054
         1,497        PHH CORP (b)                                                               10,184         19,895
        10,200        PITNEY BOWES INC                                                          328,150        339,252
         4,000        PRECISIONCASTPARTS CORP                                                    45,286        315,120
         1,200        QUANTA SERVICES INC (b)                                                    39,942         32,412
         9,400        RAYTHEON CO                                                               370,624        502,994
         6,975        REPUBLIC SVCS INC                                                         125,531        209,111
         4,400        REYNOLDS AMERN INC                                                        123,818        213,928
         3,300        ROBERT HALF INTL INC                                                       85,171         81,675
         7,250        ROCKWELL AUTOMATION INC                                                   102,173        270,715
         3,614        ROCKWELL COLLINS INC                                                      131,769        173,797
         2,100        SHAW GROUP INC (b)                                                        109,854         64,533
         2,400        SKYWEST INC                                                                26,040         38,352
        18,565        SOUTHWESTAIRLS CO                                                         262,809        269,378
         1,300        SPIRIT AEROSYSTEMS HLDGS INC (b)                                           24,954         20,891
         1,400        SPX CORP                                                                   92,591        107,800
         3,300        STERICYCLE INC (b)                                                        177,991        194,403
         2,300        SUNPOWER CORP (b)                                                         134,286        163,139
           741        SUNPOWER CORP (b)                                                          30,835         51,134
           500        TELEFLEX INC                                                               22,515         31,745
         2,100        TEREX CORP NEW (b)                                                        114,143         64,092
         4,350        TEXTRON INC                                                               118,864        127,368
         1,790        TOTAL SYSSVCS INC                                                          55,518         29,356
         1,500        TRINITY INDS INC                                                           41,498         38,595
        10,333        TYCO ELECTRONICS LTD                                                      288,257        285,811
        11,325        TYCO INTERNATIONAL LTD BERMUDA                                            377,850        396,602
        11,400        UNION PACCORP                                                             436,933        811,224
        13,340        UNITED PARCEL SVC INC                                                     953,742        838,953
        23,250        UNITED TECHNOLOGIES CORP                                                1,021,959      1,396,395
         1,400        USG CORP (b)                                                               53,207         35,840
         2,500        WALTER INDS INC                                                            67,588        118,625
        10,950        WASTE MGMT INC DEL                                                        214,223        344,816
         3,000        YRC WORLDWIDE INC (b)                                                      51,195         35,880
                                                                                          -------------   ------------
                                                                                             25,606,528     33,280,819        12.13%
   Information technology:
        13,200        ACCENTURELTD BERMUDA                                                      511,648        501,600
        12,600        ACTIVISION BLIZZARD INC (b)                                               111,241        194,418
        15,624        ADOBE SYSINC (b)                                                          374,459        616,679
        30,200        ADVANCED MICRO DEVICES INC (b)                                            153,299        158,550
         1,500        AFFILIATED COMPUTER SVCS INC (b)                                           70,406         75,945
        10,400        AGILENT TECHNOLOGIES INC (b)                                              250,955        308,464
         4,242        AKAMAI TECHNOLOGIES INC (b)                                               133,995         73,980
         6,400        ALTERA CORP                                                               120,963        132,352
         5,300        AMDOCS LTD (b)                                                            161,841        145,114

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
         4,000        AMPHENOL CORP NEW                                                         168,180        160,560
        11,100        ANALOG DEVICES INC                                                         99,557        292,485
        21,600        APPLE INC (b)                                                           1,122,399      2,455,056
        27,800        APPLIED MATERIALS INC                                                     391,284        420,614
         2,200        ARROW ELECTRS INC (b)                                                      73,136         57,684
         6,666        ASML HOLDING N V                                                           45,620        117,388
         5,486        AUTODESK INCORPORATED                                                     183,162        184,055
        13,566        AUTOMATICDATA PROCESSING INC                                              495,304        579,947
         1,800        AVNET INC                                                                  64,539         44,334
         3,350        BMC SOFTWARE INC (b)                                                       58,044         95,911
   Information technology (Cont'd):
         9,012        BROADCOM CORP (b)                                                   $     183,572        167,894
        10,925        CA INC                                                                    208,510        218,063
         9,000        CADENCE DESIGN SYS INC (b)                                                147,531         60,840
         3,400        CERNER CORP (b)                                                           153,423        151,776
       134,750        CISCO SYSINC (b)                                                          711,425      3,039,960
         3,234        CITRIX SYS INC (b)                                                         25,998         81,691
         5,100        COGNIZANTTECHNOLOGY SOLUTIONS (b)                                          77,624        116,433
         2,074        COMMSCOPEINC (b)                                                           90,418         71,843
         5,622        COMPUTER SCIENCES CORP (b)                                                262,493        225,948
         8,000        COMPUWARECORP (b)                                                          54,024         77,520
        39,200        CORNING INC                                                               490,464        613,088
         2,700        CYPRESS SEMICONDUCTOR CORP (b)                                              8,499         14,094
        45,250        DELL INC (b)                                                            1,105,641        745,720
        24,400        EBAY INC (b)                                                              356,540        546,072
        10,100        ELECTRONIC ARTS INC (b)                                                   483,309        373,599
        45,910        EMC CORP (b)                                                              396,942        549,084
         3,700        EMULEX CORP (b)                                                            49,943         39,479
         2,700        EQUINIX INC (b)                                                           217,019        187,542
         1,400        F5 NETWORKS INC (b)                                                        32,375         32,732
           700        FAIR ISAAC CORPORATION                                                     23,898         16,135
         1,600        FAIRCHILDSEMICONDUCTOR INTL (b)                                            21,840         14,224
         1,144        FIRST SOLAR INC (b)                                                       198,471        216,113
         7,983        FLEXTRONICS INTERNATIONAL LTD (b)                                          89,720         56,520
         1,700        FLIR SYS INC (b)                                                           69,233         65,314
         5,367        GOOGLE INC (b)                                                          1,992,560      2,149,591
         2,800        HARRIS CORP DEL                                                            37,337        129,360
        56,327        HEWLETT PACKARD CO                                                      1,052,419      2,604,560
         2,710        IAC INTERACTIVECORP (b)                                                    66,598         46,883
           500        IHS INC (b)                                                                34,583         23,820
         6,110        INTEGRATED DEVICE TECHNOLOGY (b)                                           79,318         47,536
       127,400        INTEL CORP                                                                687,202      2,386,202
        32,600        INTERNATIONAL BUSINESS MACHS                                            2,820,072      3,812,896
         7,800        INTERSIL CORP                                                             123,552        129,324
         7,800        INTUIT (b)                                                                187,603        246,558
         3,000        JABIL CIRCUIT INC                                                          49,755         28,620
        14,267        JUNIPER NETWORKS INC (b)                                                  289,096        300,606
         3,000        KLA TENCOR CORP                                                           101,654         94,950
         3,000        LAM RESH CORP (b)                                                          83,706         94,470
         2,371        LENDERPROCESSING SVCS INC                                                  76,903         72,363
         1,800        LEXMARK INTL INC (b)                                                       75,928         58,626
         4,600        LINEAR TECHNOLOGY CORP                                                    143,858        141,036
        46,800        LSI CORP (b)                                                              196,794        250,848
         4,100        MARVELL TECHNOLOGY GROUP LTD (b)                                           73,868         38,130
         2,900        MCAFEE INC (b)                                                             65,012         98,484
         8,314        MEMC ELECTR MATLS INC (b)                                                 262,498        234,954
        10,167        METAVANTETECHNOLOGIES INC (b)                                             227,922        195,816
         5,400        MICROCHIPTECHNOLOGY INC                                                   101,340        158,922
         8,800        MICRON TECHNOLOGY INC                                                      68,191         35,640

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
       183,450        MICROSOFTCORP                                                           2,244,077      4,896,281
         2,500        MOLEX INC                                                                  68,986         56,125
        42,700        MOTOROLA INC                                                              342,508        304,878
         4,400        NATIONAL SEMICONDUCTOR CORP                                                72,388         75,724
         4,000        NCR CORP NEW (b)                                                           85,604         88,200
         8,800        NETAPP INC (b)                                                            216,784        160,424
         5,200        NOVELL INC (b)                                                             31,071         26,728
         2,800        NOVELLUS SYS INC (b)                                                       70,810         54,992
         2,300        NUANCE COMMUNICATIONS INC (b)                                              37,870         28,037
        17,750        NVIDIA CORP (b)                                                           191,401        190,103
         6,700        ON SEMICONDUCTOR CORP (b)                                                  63,550         45,292
   Information technology (Cont'd):
        93,762        ORACLE CORP (b)                                                     $     256,960      1,904,306
        12,866        PAYCHEX INC                                                                36,202        424,964
         1,400        PERKINELMER INC                                                            25,256         34,958
         2,600        POLYCOM INC (b)                                                            26,520         60,138
         5,700        QLOGIC CORP (b)                                                            82,128         87,552
        37,350        QUALCOMM INC                                                            1,002,490      1,604,930
         4,500        RAMBUS INC DEL (b)                                                         79,087         57,825
         4,200        RED HAT INC (b)                                                            61,669         63,294
         1,600        ROPER INDS                                                                104,136         91,136
         2,100        SALESFORCE COM INC (b)                                                    102,263        101,640
         3,500        SANDISK CORP (b)                                                           91,079         68,425
           500        SOHU COM INC (b)                                                           36,563         27,875
        12,956        SUN MICROSYSTEMS INC (b)                                                  214,445         98,466
        21,819        SYMANTEC CORP (b)                                                         187,612        427,216
         4,200        SYNOPSYS INC                                                               88,560         83,790
         6,450        TELLABS INC (b)                                                            37,637         26,187
         2,000        TERADATA CORP (b)                                                          38,279         39,000
        30,000        TEXAS INSTRS INC                                                          634,345        645,000
        11,700        THERMO FISHER SCIENTIFIC INC (b)                                          379,489        643,500
         1,300        TRIMBLE NAVIGATION LTD (b)                                                 49,602         33,618
         6,600        UNISYS CORP (b)                                                            38,907         18,150
         7,700        VERISIGN INC (b)                                                           43,055        200,816
         2,600        WATERS CORP (b)                                                            60,997        151,268
         5,900        WESTERN DIGITAL CORP (b)                                                   91,433        125,788
        26,850        XEROX CORP                                                                344,530        309,581
        13,050        XILINX INC                                                                 92,297        306,023
        30,440        YAHOO INC (b)                                                             584,942        526,612
                                                                                          -------------   ------------
                                                                                             27,162,235     41,765,854        15.22%
   Materials:
         4,675        AIR PRODS+ CHEMS INC                                                      297,179        320,191
         1,000        AIRGAS INC                                                                 62,701         49,650
         4,316        AK STL HLDG CORP                                                          137,899        111,871
           600        ALBEMARLECORP                                                              23,955         18,504
        18,700        ALCOA INC                                                                 529,300        422,246
         1,200        ALLEGHENYTECHNOLOGIES INC                                                  84,006         35,460
         2,400        ALPHA NATRES INC (b)                                                      240,156        123,432
         6,200        ARCH COALINC                                                               55,785        203,918
         3,032        BALL CORP                                                                  70,662        119,734
         4,200        BEMIS CO INC                                                               93,645        110,082
         2,600        CELANESE CORP DE                                                          126,875         72,566
         1,200        CF INDS HLDGS INC                                                         190,242        109,752
         4,300        CHEMTURA CORP                                                              35,239         19,608
         1,900        CLEVELANDCLIFFS INC                                                       183,343        100,586
         3,384        CONSOL ENERGY INC                                                         101,377        155,292
         4,300        CROWN HLDGS INC                                                            74,494         95,503
         3,537        CYTEC INDS INC                                                            195,563        137,625
        21,450        DOW CHEM CO                                                               762,163        681,681

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
        21,925        DU PONT EI DE NEMOURS + CO                                                935,063        883,578
         1,911        EAGLE MATLS INC                                                             1,727         42,749
         1,000        EASTMAN CHEM CO                                                            32,854         55,060
         3,671        ECOLAB INC                                                                140,788        178,117
           800        FMC CORP                                                                   62,972         41,112
         9,748        FREEPORT MCMORAN COPPER + GOLD                                            489,522        554,174
           800        GREIF INC                                                                  50,244         52,496
         5,100        HUNTSMAN CORP                                                              96,099         64,260
        11,231        INTERNATIONAL PAPER CO                                                    394,747        294,028
         6,783        INTRNTNL FLAVRS + FRAGRNCS INC                                            145,919        267,657
         8,500        LOUISIANAPAC CORP                                                          81,568         79,050
         1,500        LUBRIZOL CORP                                                              72,108         64,710
   Materials (Cont'd):
           700        MARTIN MARIETTA MATLS INC                                           $      27,965         78,386
         1,200        MASSEY ENERGY CORP                                                         60,512         42,804
         4,175        MEADWESTVACO CORP                                                          95,626         97,319
        12,716        MONSANTO CO NEW                                                           158,350      1,258,630
         3,500        MOSAIC CO                                                                 137,267        238,070
        10,245        NEWMONT MNG CORP                                                          232,804        397,096
         8,800        NUCOR CORP                                                                154,139        347,600
         4,300        OM GROUP INC                                                               19,339         96,750
         4,950        OWENS ILLINC (b)                                                           91,031        145,530
         1,100        PACKAGINGCORP AMER                                                         24,772         25,498
         2,450        PACTIV CORP (b)                                                            22,665         60,834
         1,440        PATRIOT COAL CORPORATION (b)                                               14,204         41,832
         7,200        PEABODY ENERGY CORP                                                       208,428        324,000
         3,086        PPG INDS INC                                                              144,348        179,976
         5,950        PRAXAIR INC                                                               256,512        426,853
         5,446        RAYONIER INC                                                              117,391        257,868
         3,000        ROHM + HAAS CO                                                            117,514        210,000
        11,000        RPM INTL INC                                                              113,012        212,740
         3,400        SEALED AIR CORP NEW                                                        82,806         74,766
         3,200        SIGMA ALDRICH                                                             187,446        167,744
         5,200        SONOCO PRODS CO                                                           127,607        154,336
         3,600        STEEL DYNAMICS INC                                                         87,525         61,524
         2,349        TITANIUM METALS CORP                                                       62,648         26,638
         2,600        UNITED STS STL CORP NEW                                                   219,170        201,786
         3,200        VALSPAR CORP                                                               68,240         71,328
         2,157        VULCAN MATLS CO                                                           120,017        160,697
                                                                                          -------------   ------------
                                                                                              8,719,529     10,825,293         3.95%
   Telecommunication services:
         7,450        AMERICAN TOWER CORP (b)                                                   148,350        267,977
       134,615        AT+T INC                                                                3,456,496      3,758,451
         7,450        CENTURYTEL INC                                                            200,627        273,043
         3,400        CROWN CASTLE INTL CORP (b)                                                101,018         98,498
         1,140        ECHOSTAR CORP (b)                                                          36,944         27,474
         3,992        EMBARQ CORP                                                               121,233        161,876
        11,525        FRONTIER COMMUNICATIONS CORP                                               88,166        132,538
         8,000        JDS UNIPHASE CORP (b)                                                     111,480         67,680
           700        LEAP WIRELESS INTL INC (b)                                                 36,068         26,670
        34,500        LEVEL 3 COMMUNICATIONS INC (b)                                            107,123         93,150
         7,353        LIBERTY GLOBAL INC (b)                                                    190,626        222,796
         3,100        METROPCS COMMUNICATIONS INC (b)                                            55,475         43,369
         3,200        NII HLDGSINC (b)                                                          136,078        121,344
        27,900        QWEST COMMUNICATIONS INTL INC                                             104,765         90,117
         1,500        SBA COMMUNCATIONS CORP (b)                                                 53,918         38,805
        56,666        SPRINT NEXTEL CORP                                                        531,544        345,663
         1,300        TELEPHONE+ DATA SYS INC                                                    26,702         46,475
         1,300        TELEPHONE+ DATA SYS INC                                                    26,702         46,670

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
         6,200        TIME WARNER CABLE INC (b)                                                 158,565        150,040
         3,980        UNITED STATES CELLULAR CORP (b)                                           166,990        186,742
        68,483        VERIZON COMMUNICATIONS                                                  2,353,145      2,197,619
         9,660        VODAFONE GROUP PLC NEW (b) (d)                                            111,414        213,486
        11,424        WINDSTREAM CORP                                                           138,133        124,979
                                                                                          -------------   ------------
                                                                                              8,461,559      8,735,459         3.18%
   Utilities:
        28,986        AES CORP (b)                                                              391,705        338,846
           700        AGL RES INC                                                                19,621         21,966
         3,000        ALLEGHENYENERGY INC                                                       168,525        110,310
         5,400        AMEREN CORP                                                               209,724        210,762
         3,600        AMERICAN ELEC PWR INC                                                     128,169        133,308
         3,488        AQUA AMERINC                                                               67,899         62,017
   Utilities (Cont'd):
        12,900        CALPINE CORP (b)                                                    $     229,847        167,700
         5,800        CENTERPOINT ENERGY INC                                                     66,308         84,506
        16,100        CMS ENERGY CORP                                                           228,933        200,767
         3,500        CONSOLIDATED EDISON INC                                                   145,664        150,360
         2,515        CONSTELLATION ENERGY GROUP INC                                            129,103         61,115
        11,762        DOMINION RES INC VA NEW                                                   415,229        503,178
         5,300        DTE ENERGY CO                                                             213,573        212,636
        26,313        DUKE ENERGY HLDG CORP                                                     334,628        458,636
         8,700        DYNEGY INC DEL                                                             61,901         31,146
         9,425        EDISON INTL                                                               108,441        376,058
         6,864        ENTERGY CORP NEW                                                          134,639        610,965
        13,732        EXELON CORP                                                               639,169        859,898
         5,816        FIRSTENERGY CORP                                                          298,081        389,614
        11,372        FPL GROUPINC                                                              545,463        572,012
         5,400        INTEGRYS ENERGY GROUP INC                                                 265,075        269,676
         7,300        MDU RES GROUP INC                                                         233,491        211,700
         7,200        MIRANT CORP NEW (b)                                                       263,250        131,688
         2,900        NALCO HLDG CO                                                              58,310         53,766
         1,500        NATIONAL FUEL GAS CO N J                                                   38,322         63,270
         7,800        NISOURCE INC                                                              128,106        115,128
         2,600        NORTHEASTUTILS                                                             64,649         66,690
         6,400        NRG ENERGY INC (b)                                                        272,994        158,400
         2,400        OGE ENERGY CORP                                                            43,344         74,112
         2,128        PEPCO HLDGS INC                                                            49,590         48,752
         7,100        PETROHAWKENERGY CORP (b)                                                  263,718        153,573
         9,800        PG+E CORP                                                                 131,785        367,010
         1,300        PIEDMONT NAT GAS INC                                                       31,174         41,548
         2,400        PINNACLE WEST CAP CORP                                                     71,637         82,584
         6,387        PPL CORP                                                                  203,124        236,447
         6,131        PROGRESS ENERGY INC                                                       230,254        264,430
         9,384        PUBLIC SVC ENTERPRISE GROUP                                               285,119        307,701
         7,350        PUGET ENERGY INC                                                          149,926        196,245
         5,800        QUESTAR CORP                                                               66,188        237,336
        12,600        RELIANT ENERGY INC (b)                                                    161,722         92,610
         6,500        SEMPRA ENERGY                                                             360,600        328,055
         3,900        SIERRA PAC RES NEW                                                         52,241         37,362
        16,459        SOUTHERN CO                                                               456,985        620,340
         7,200        SOUTHWESTERN ENERGY CO (b)                                                107,060        219,888
        14,554        SPECTRA ENERGY CORP                                                       278,225        346,385
         7,600        TECO ENERGY INC                                                            90,842        119,548
         3,000        UGI CORP NEW                                                               48,600         77,340
         9,110        WISCONSINENERGY CORP                                                      175,658        409,039
        12,125        XCEL ENERGY INC                                                           108,918        242,379
                                                                                          -------------   ------------
                                                                                              9,227,524     11,128,800         4.06%
Cash equivalents:

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
     1,925,341        SSGA MONEY MARKET FUND, current rate 2.18%                              1,925,341      1,925,341
                                                                                          -------------   ------------
                                                                                              1,925,341      1,925,341         0.70%
                                                                                          -------------   ------------   ----------
                             Grand total (c)                                              $ 203,316,029    275,081,603       100.26%
                                                                                          =============   ============   ==========

Notes to investments in securities:

      (a)   Securities are valued in accordance with procedures described in note 2 to the June 30, 2008 financial statements.

      (b)   Currently non-income producing assets.

      (c) At September 30, 2008, the cost for Federal income tax purposes was $203,316,029. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

                Gross unrealized appreciation                                             $  86,175,419
                Gross unrealized depreciation                                               (14,386,171)
                                                                                          -------------
                   Net unrealized appreciation                                            $  71,789,247
                                                                                          =============

      (d) Foreign security values are stated in U.S. dollars. As of September 30, 2008 the value of foreign securities represented 0.21% of net assets.

Other information:

            Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to calculate the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

            Level 1 - quoted prices in active markets for identical investments

            Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

            Investments are valued as of the close of business of the New York Stock exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

            When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Trustees.

            The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's assets carried at fair value:

                                                                                         Investments in
                                                                                           Securities
             Valuation inputs                                                               at Value
             ----------------                                                            --------------
             Level 1 - Quoted Prices                                                     $  273,156,262
             Level 2 - Other Significant Observable inputs                                    1,925,341
             Level 3 - Significant unobservable Inputs                                               --
                                                                                         --------------
             Total                                                                          275,081,603
                                                                                         ==============

                           CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    amount                                                                                                    Fair           of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
Common stocks:

   Consumer discretionary:
        42,100        ANDERSONSINC                                                            1,691,917      1,482,762
        27,895        ANNTAYLOR STORES CORP (b)                                                 865,755        575,753
        17,700        AUTOLIV                                                                   676,547        597,375
       186,470        BRIGHTPOINT INC (b)                                                     1,674,152      1,342,584
        24,100        CBRL GROUP INC                                                            553,968        633,830
        75,900        DENNYS CORP (b)                                                           196,853        195,822
        16,245        DOLLAR TREE INC (b)                                                       456,787        590,668
        44,800        FOSSIL INC (b)                                                          1,476,906      1,264,704
        20,000        GAYLORD ENTMT CO NEW (b)                                                  690,670        587,400
       254,400        HANDLEMANCO DEL (b)                                                       388,904        445,200
        23,500        HANESBRANDS INC (b)                                                       550,908        511,125
        32,800        INTERSTATE HOTELS + RESORTS IN (b)                                         95,232         77,080
        30,785        JAKKS PACINC (b)                                                          726,911        766,854
        86,080        JO ANN STORES INC (b)                                                   1,029,206      1,805,958
        12,900        ORIENT EXPRESS HOTELS LTD                                                 441,491        311,277
        11,050        P F CHANGS CHINA BISTRO INC (b)                                           320,409        260,117
        46,650        PHILLIPS VAN HEUSEN CORP                                                1,804,962      1,768,502
        37,250        RED ROBIN GOURMET BURGERS INC (b)                                       1,262,253        998,300
        37,000        SAKS INC (b)                                                              726,044        342,250
        12,000        SNAP ON INC                                                               552,421        631,920
        63,035        TENNECO INC (b)                                                           927,151        670,062
        35,955        TUPPERWARE BRANDS CORP                                                  1,187,993        993,437
        11,850        VAIL RESORTS INC (b)                                                      430,566        414,158
        13,000        WABCO HLDGS INC                                                           614,201        462,020
        16,250        WABTEC                                                                    431,366        832,488
        40,000        WENDYS/ARBYS GROUP INC                                                    616,131        210,400
        24,000        WYNDHAM WORLDWIDE CORP                                                    691,325        377,040
                                                                                          -------------   ------------
                                                                                             21,081,027     19,149,085        10.47%
   Consumer staples:
        27,000        FLOWERS FOODS INC                                                         511,723        792,720
        14,050        HQ SUSTAINABLE MARTITIME (b)                                              105,857         71,093
        15,670        INTER PARFUMS INC                                                         210,365        212,485
       115,430        MEDIFAST INC (b)                                                          631,220        786,078
         7,100        OVERHILL FARMS INC (b)                                                     52,464         36,565
        17,400        RALCORP HLDGS INC NEW (b)                                                 995,846      1,172,934
        65,000        SALLY BEAUTY HLDGS INC (b)                                                562,956        559,000
        46,450        SPARTAN STORES INC                                                      1,076,683      1,155,676
        67,460        TREEHOUSE FOODS INC (b)                                                 1,482,813      2,003,562
                                                                                          -------------   ------------
                                                                                              5,629,926      6,790,114         3.71%
   Energy:
         7,000        ATLAS ENERGY RESOURCES LLC                                                279,052        180,600
        60,055        ATP OIL & GAS CORPORATION (b)                                           2,407,538      1,069,580
        27,840        ATWOOD OCEANICS INC (b)                                                 1,090,778      1,013,376
        11,435        CALLON PETE CO DEL (b)                                                    211,584        206,173
        18,000        COMSTOCK RES INC (b)                                                      530,236        900,900
        23,150        COMSTOCK RES INC (b)                                                    1,531,618      1,158,658
        34,000        EXCO RES INC (b)                                                          570,189        554,880
        22,000        GOODRICH PETE CORP (b)                                                    668,990        958,980
        12,665        GULFMARK OFFSHORE INC (b)                                                 623,000        568,405
        28,750        NATCO GROUP INC (b)                                                     1,278,547      1,155,175
        14,850        OIL STATES INTL INC (b)                                                   652,649        524,948
        25,950        OMNI ENERGY SVCS CORP (b)                                                  94,934         83,559
         2,800        PANHANDLERLTY CO                                                           85,627         80,164
        77,150        PETROQUEST ENERGY INC (b)                                               1,956,873      1,184,253
        14,000        PLAINS EXPL & PRODTN CO (b)                                               615,865        492,240
        63,115        ROSETTA RES INC (b)                                                     1,410,281      1,158,791
        13,000        SANDRIDGE ENERGY INC (b)                                                  508,018        254,800
        32,355        T 3 ENERGY SVCS INC (b)                                                 1,495,294      1,201,018
        24,319        T.G.C. INDUSTRIES INC (b)                                                 189,853        127,918
        21,000        TESCO CORP (b)                                                            552,977        439,740
        21,075        VAALCO ENERGY INC (b)                                                     120,031        144,153
        10,000        WHITING PETE CORP NEW (b)                                                 413,552        712,600
        27,000        WILLBROS GROUP INC (b)                                                    458,328        715,500
                                                                                          -------------   ------------
                                                                                             17,745,813     14,886,409         8.14%

   Financials:
        28,275        ABINGTON BANCORP INC PENN                                                 275,031        286,143
        30,000        BANKFINANCIAL CORP                                                        512,714        440,400
        28,000        BROADRIDGE FINL SOLUTIONS INC                                             458,289        430,920
        20,000        CITIZENS FIRST BANCORP INC (b)                                            478,265        107,000
       344,439        CITIZENS REPUBLIC BANKCORP INC (b)                                      1,115,294      1,060,872
         5,652        COGDELL SPENCER INC                                                        91,336         90,658
        22,150        COMMUNITYTR BANCORP INC                                                   635,770        761,960
        49,750        CORPORATEOFFICE PPTYS TR                                                1,887,810      2,007,413
         3,750        DUPONT FABROS TECHNOLOGY INC                                               52,692         57,188
        34,500        EASTERN INS HLDGS INC                                                     454,633        462,990
        24,350        EASTERN INS HLDGS INC                                                     370,351        326,777
        47,000        EPOCH HLDG CORP                                                           635,624        495,850
        24,726        FIRST MERCHANTS CORP                                                      559,090        563,753
        84,000        FIRST NIAGARA FINL GROUP INC                                            1,211,964      1,323,000
         7,500        FIRST POTOMAC RLTY TR                                                     123,769        128,925
        27,000        FORESTAR REAL ESTATE GROUP INC (b)                                        636,481        398,250
        18,772        GLADSTONECOML CORP                                                        283,516        284,208
        18,600        HERSHA HOSPITALITY TR                                                     162,212        138,384
        34,080        HOME FED BANCORP INC MD                                                   450,267        434,520
        18,650        HORACE MANN EDUCATORS CORP NEW                                            258,622        240,026
         6,376        HORIZON BANCORP IND                                                       132,345        140,336
        37,150        INDEPENDENT BK CORP MI                                                    243,140        229,959
        51,620        IPC HOLDINGS LTD BERMUDA (d)                                            1,198,019      1,559,440
        23,000        JEFFRIES GROUP INC NEW (b)                                                596,052        515,200
       172,550        KITE RLTYGROUP TR                                                       2,324,018      1,898,050
        17,600        MID AMER APT CMNTYS INC                                                   842,878        864,864
        67,495        NATIONAL RETAIL PPTYS INC                                               1,407,120      1,616,505
        57,050        NEWALLIANCE BANCSHARES INC                                                726,615        857,462
         4,250        ONE LIBRTY PROPERTIES INC                                                  71,579         75,098
        40,000        PHOENIX COS INC NEW                                                       561,466        369,600
         7,600        PMA CAP CORP (b)                                                           71,790         67,032
        20,000        PRIVATEBANKCORP INC                                                       668,656        833,200
        30,950        PULASKI FINL CORP                                                         306,597        256,576
        39,190        RENASANT CORP                                                             805,074        850,815
         9,300        STELLARONE CORP                                                           165,772        192,231
        44,100        TEXAS CAPBANCSHARES INC (b)                                               716,714        915,516
        24,400        WADDELL +REED FINL INC                                                    737,397        603,900
         2,900        WASHINGTON TR BANCORP INC                                                  64,865         77,140
        65,000        WESTFIELDFINL INC NEW                                                     695,338        669,500
        28,350        WESTFIELDFINL INC NEW                                                     273,234        292,005
           750        WINTRUST FINL CORP                                                         15,933         22,013
                                                                                          -------------   ------------
                                                                                             23,278,331     22,945,675        12.54%
   Healthcare:
       135,558        AKORN INC (b)                                                             656,987        695,413
        13,050        AMEDISYS INC (b)                                                          696,708        635,144
        37,230        AMERICAN MED SYS HLDGS (b)                                                659,652        661,205
        25,550        AMERIGROUP CORP (b)                                                       709,971        644,882
        19,895        BIO IMAGING TECHNOLOGIES INC (b)                                          148,456        153,589
        11,150        BIO RAD LABORATORIES INC (b)                                              932,940      1,105,188
         4,750        BIO REFERENCE LABS INC (b)                                                123,055        137,275
        12,000        COVIDIEN LTD                                                              503,805        645,120
        51,570        EMERGENCY MED SVCS CORP (b)                                             1,219,950      1,540,912
        14,050        HEALTHTRONICS INC (b)                                                      45,605         41,026
        55,830        IMMUCOR CORP (b)                                                        1,464,463      1,784,327
         9,450        INTEGRAMED AMER INC (b)                                                    72,200         67,095
        32,250        KENDLE INTL INC (b)                                                     1,123,588      1,441,898
         4,700        KEWAUNEE SCIENTIFIC CORP                                                   53,867         52,875
         9,650        MARTEK BIOSCIENCES CORP                                                   335,773        303,203
        24,455        MENTOR CORP MINN                                                          672,319        583,496
        37,705        NEOGENOMICS INC (b)                                                        39,213         36,951
        60,250        NOVAMED EYECARE INC (b)                                                   259,499        285,585
         3,750        NOVEN PHARMACEUTICALS INC (b)                                              47,159         43,800
        16,850        ONYX PHARMACEUTICALS INC (b)                                              676,590        609,633
        14,200        ORASURE TECHNOLOGIES INC (b)                                               67,920         69,864
         6,665        OWENS + MINOR INC NEW                                                     333,121        323,253
        16,750        PSYCHIATRIC SOLUTIONS INC (b)                                             661,920        635,663
       107,082        QUESTCOR PHARMACEUTICALS INC (b)                                          511,602        787,053
        64,750        RTI BIOLOGICS INC (b)                                                     647,584        605,413
        68,400        SUNLINK HEALTH SYS INC (b)                                                571,602        180,576
        10,650        SURMODICSINC (b)                                                          332,922        335,369
       100,620        SYMMETRY MED INC (b)                                                    1,701,276      1,867,507
        37,700        SYNERGETICS USA INC (b)                                                   106,376         75,777
        73,125        THORATEC CORP (b)                                                       1,307,116      1,919,531
        53,910        ZOLL MED CORP (b)                                                       1,419,360      1,763,935
                                                                                          -------------   ------------
                                                                                             18,102,600     20,032,555        10.95%

   Industrials:
        14,000        ACUITY BRANDS INC                                                         504,959        584,640
        27,000        AECOM TECHNOLOGY CORP (b)                                                 628,313        659,880
        36,000        ALTRA HLDGS INC (b)                                                       544,587        531,360
        18,000        AMERICAN RAILCAR INDS INC                                                 493,342        288,720
        53,309        APPLIED SIGNAL TECHNOLOGY INC                                             798,915        926,510
        18,730        ARGON ST INC (b)                                                          337,766        439,968
         9,900        ASTRONICS CORP (b)                                                        171,184        223,245
        59,705        BE AEROSPACE INC (b)                                                    1,850,320        945,130
        33,235        BRISTOW GROUP INC (b)                                                   1,474,747      1,124,672
        18,000        BUCYRUS INTL INC NEW                                                      429,218        804,240
         6,550        CASELLA WASTE SYS INC (b)                                                  83,248         76,897
        18,500        CHICAGO BRDG + IRON CO N V                                                477,116        355,940
        12,000        COLFAX CORP (b)                                                           253,704        200,520
        22,250        COVANTA HLDG CORP (b)                                                     429,012        532,665
        23,810        CRA INTL INC (b)                                                          956,384        654,299
        51,150        CURTISS WRIGHT CORP                                                     2,241,634      2,324,768
        78,565        EAGLE BULK SHIPPING INC                                                 2,340,449      1,095,196
         9,400        ENNIS INC                                                                 165,267        145,324
        13,850        ENPRO INDS INC (b)                                                        429,513        514,666
         8,500        FLOWSERVECORP                                                             433,671        754,545
        23,500        FOSTER L B CO (b)                                                         542,920        714,870
        20,000        FOSTER WHEELER LTD (b)                                                    407,971        722,200
        34,090        GARDNER DENVER INC (b)                                                  1,316,604      1,183,605
        69,550        GENCORP INC (b)                                                           629,065        468,767
        19,950        GENESEE & WYO INC (b)                                                     502,922        748,524
        18,850        GEVITY HRINC                                                              124,587        137,228
        39,400        GLOBAL CASH ACCESS HLDGS INC (b)                                          206,669        199,364
        28,200        GT SOLAR INTL INC (b)                                                     339,238        305,970
        13,000        HARSCO CORP                                                               678,865        483,470
        11,580        HURON CONSULTING GRP INC (b)                                              473,995        659,828
        74,052        ICF INTL INC (b)                                                        1,082,327      1,462,527
        28,100        ICONIX BRAND GROUP INC (b)                                                375,312        367,548
        15,612        II VI INC (b)                                                             464,156        603,560
        42,600        INVENTUREGROUP INC (b)                                                     80,098         72,420
        13,925        IPG PHOTONICS CORP (b)                                                    281,758        271,677
        40,000        JOHN BEANTECHNOLOGIES CORP (b)                                            516,680        506,400
        13,300        JOY GLOBAL INC                                                            515,967        600,362
        17,550        KANSAS CITY SOUTHERN (b)                                                  461,425        778,518
        15,110        KAYDON CORP                                                               732,277        680,857
        31,000        KENEXA CORP (b)                                                           699,898        489,490
        59,500        KOPPERS HLDGS INC                                                       2,434,811      2,225,895
        16,800        KREISLER MFG CORP (b)                                                     227,785        134,400
        17,750        LECG CORP (b)                                                             169,271        143,243
        14,200        MANITEX INTL INC (b)                                                       57,084         44,162
        20,200        MCDERMOTT INTL INC (b)                                                    481,195        516,110
        22,820        MISCOR GROUP LTD (b)                                                      213,055        136,920
        43,000        MUELLER WTR PRODS INC                                                     654,608        386,140
        50,800        PERINI CORP (b)                                                         1,800,234      1,310,132
        27,000        PHH CORP (b)                                                              437,675        358,830
        18,010        RBC BEARINGS INC (b)                                                      623,018        606,757
        11,000        SHAW GROUP INC (b)                                                        545,024        338,030
       242,740        STAMFORD INDL GROUP INC (b)                                               362,814        339,836
         3,850        STERLING CONSTR INC (b)                                                    83,760         62,370
        14,500        TENNANT CO                                                                600,951        496,770
        11,800        TEREX CORP NEW (b)                                                        500,395        360,136
        11,250        THERMADYNE HLDGS CORP NEW (b)                                             222,936        187,538
        10,650        THOMAS + BETTS CORP (b)                                                   497,587        416,096
        18,000        TIMKEN CO                                                                 583,801        510,300
        12,000        TYCO INTERNATIONAL LTD BERMUDA (d)                                        583,430        420,240
        18,020        ULTRALIFECORP COM (b)                                                     179,974        139,655
       246,750        VALASSIS COMMUNICATIONS INC (b)                                         3,282,338      2,136,855
       235,233        WHX CORP (b)                                                              330,358        329,326
        18,000        WRIGHT EXPRESS CORP (b)                                                   495,073        537,300
        41,650        WRIGHT EXPRESS CORP (b)                                                 1,278,631      1,243,253
                                                                                          -------------   ------------
                                                                                             42,121,891     38,020,662        20.79%

   Information technology:
       504,135        3COM CORP (b)                                                           1,048,774      1,174,635
       322,896        8X8 INC NEW (b)                                                           361,643        274,462
        12,249        ADEPT TECHNOLOGY INC (b)                                                   94,047        107,056
        46,865        ALLIANCE FIBER OPTIC PRODS INC (b)                                         83,241         45,928
        24,665        AMTECH SYS INC (b)                                                        287,624        229,631
       166,523        ANAREN INC (b)                                                          2,031,137      1,690,208
        60,850        AVOCENT CORP (b)                                                        1,633,815      1,244,991
        58,487        AXT INC (b)                                                               252,122        109,956
        34,000        BENCHMARK ELECTRS INC (b)                                                 612,349        478,720
        33,550        BLUEPHOENIX SOLUTIONS LTD (b)                                             232,548        118,096
         7,050        CACI INTLINC (b)                                                          311,229        353,205
        30,655        DATALINK CORP (b)                                                         127,543        133,656
        91,350        DAYSTAR TECHNOLOGIES INC (b)                                              326,665        255,780
        61,176        DYNAMICS RESH CORP (b)                                                    661,026        469,832
        33,100        ENTROPIC COMMUNICATIONS INC (b)                                            48,110         46,671
        61,305        EVOLVING SYS INC (b)                                                      118,199         95,023
        18,953        FREQUENCYELECTRS INC (b)                                                  154,266         79,034
        65,850        GILAT SATELLITE NETWORKS LTD (b)                                          411,154        382,589
        27,850        GLOBECOMMSYS INC (b)                                                      250,188        243,409
       675,700        GRAPHON CORP (b)                                                          198,429        128,383
           450        GSI TECHNOLOGY INC (b)                                                      1,575          1,607
        32,450        HENRY JACK + ASSOC INC                                                    736,133        659,709
         3,950        INDUSTRIAL SVCS AMER INC FL                                                46,833         40,488
        11,600        INTERWOVEN INC (b)                                                        139,334        163,792
        12,200        INX INC (b)                                                               105,539         82,838
       149,100        KANA SOFTWARE INC (b)                                                     237,069        149,100
       211,348        LOOKSMART LTD (b)                                                         698,215        538,937
       119,280        MENTOR GRAPHICS CORP (b)                                                1,192,990      1,353,828
        16,000        MICRONETICS WIRELESS INC (b)                                              121,525         79,200
        61,650        MICROSEMI CORP (b)                                                      1,412,011      1,570,842
        35,150        MICROTUNE INC DEL (b)                                                     128,827         94,202
         3,300        NCI INC (b)                                                                78,888         93,984
        25,450        NETLOGIC MICROSYSTEMS INC (b)                                             774,918        769,608
        35,000        NETSOL TECHNOLOGIES INC (b)                                                99,277         63,000
       221,496        RADIANT SYS INC (b)                                                     2,508,501      1,924,800
         7,500        RADISYS CORP (b)                                                           67,328         64,500
        14,155        RAMTRON INTL CORP (b)                                                      43,919         38,926
        33,000        ROFIN SINAR TECHNOLOGIES INC (b)                                        1,008,840      1,010,130
        96,399        SEMITOOL INC (b)                                                          851,457        788,544
       118,015        SKYWORKS SOLUTIONS INC (b)                                                646,364        986,605
        11,600        SL INDS INC (b)                                                           212,156        153,700
       243,765        SMITH MICRO SOFTWARE INC (b)                                            1,886,193      1,730,732
        22,300        SPECTRUM CTL INC (b)                                                      192,699        166,581
         5,350        STRATASYSINC (b)                                                           97,629         93,465
         6,435        TECHWELL INC (b)                                                           64,350         60,682
        16,595        TELEDYNE TECHNOLOGIES INC (b)                                             871,228        948,570
         9,600        TESSCO TECHNOLOGIES INC (b)                                               150,128        122,880
       107,500        TIER TECHNOLOGIES INC (b)                                                 945,690        798,725
        64,362        VIASAT INC (b)                                                          1,303,804      1,517,656
        16,560        VIRAGE LOGIC CORP (b)                                                     116,308         97,704
                                                                                          -------------   ------------
                                                                                             25,983,834     23,826,597        13.02%
   Materials:
        17,000        APTARGROUP INC                                                            711,338        664,870
        24,550        COMMERCIAL METALS CO                                                      626,414        414,650
        10,500        DELTIC TIMBER CORP                                                        503,271        668,220
        15,000        FOUNDATION COAL HLDGS INC                                                 565,634        533,700
       142,405        GRAFTECH INTL LTD (b)                                                   3,075,740      2,151,740
        29,175        GREIF INC                                                               1,692,657      1,914,464
        23,962        HAYNES INTL INC (b)                                                     1,308,459      1,122,140
        95,837        INNOSPEC INC                                                            2,193,761      1,155,794
        94,525        JA SOLAR HLDGS CO LTD (b)                                               1,427,122      1,000,075
        43,570        ROCK TENNCO                                                             1,213,724      1,741,929
        25,540        ROCKWOOD HLDGS INC (b)                                                    757,125        655,356
        81,395        SOLUTIA INC (b)                                                         1,129,331      1,139,530
        37,000        TEMPLE INLAND INC                                                         848,557        564,620
        14,000        TEXAS INDS INC                                                            775,328        572,040
         8,900        UFP TECHNOLOGIES INC (b)                                                   75,228         60,609
        42,000        ZEP INC                                                                   601,927        740,880
                                                                                          -------------   ------------
                                                                                             17,505,614     15,100,616         8.25%

   Utilities:
        11,900        ALLEGHENYENERGY INC                                                       500,010        437,563
        12,000        ALLETE INC                                                                558,188        534,000
        19,530        ALLETE INC                                                                808,320        869,085
        24,500        CALPINE CORP (b)                                                          460,694        318,500
         8,950        CHESAPEAKE UTILS CORP                                                     252,761        297,230
        19,000        CLECO CORP NEW                                                            470,134        479,750
        12,200        CONNECTICUT WTR SVC INC                                                   297,266        353,190
        14,000        ITC HLDGSCORP                                                             638,988        724,780
        38,162        MDU RES GROUP INC                                                         737,141      1,106,698
        20,700        MIDDLESEXWTR CO                                                           390,327        361,629
        68,030        NGP CAP RES CO                                                          1,101,107        991,197
        99,050        NEUSTAR INC (b)                                                         2,425,854      1,970,105
        28,260        ONEOK INCNEW                                                              486,632        972,144
        10,000        OTTER TAIL CORP                                                           361,449        307,300
        42,000        PETROHAWK ENERGY CORP (b)                                                 473,474        908,460
        24,500        PORTLAND GEN ELEC CO                                                      677,887        579,670
       111,200        PREMIERE GLOBAL SVCS INC (b)                                            1,733,105      1,563,472
        27,950        SOUTHWESTWTR CO                                                           337,690        356,363
       155,950        SYNIVERSEHLDGS INC (b)                                                  2,559,623      2,590,330
                                                                                          -------------   ------------
                                                                                             15,270,651     15,721,464         8.59%

ETFs:
   Commodities:
        23,000        POWERSHARES DB MULTI SECTOR (b)                                           601,373        694,830
        25,000        SELECT SECTOR SPDR TR                                                     619,309        497,250
         5,300        SPDR GOLDTR (b)                                                           452,562        450,871
                                                                                          -------------   ------------
                                                                                              1,673,245      1,642,951         0.90%
Cash equivalents:
     5,736,918        SSGA MONEY MARKET FUND, Current rate 2.18%                              5,736,918      5,736,918         3.14%
                                                                                          -------------   ------------   ----------
                                 Grand Total (c)                                          $ 194,129,850    183,853,045       100.50%
                                                                                          =============   ============   ==========

Notes to Investments in Securities

      (a)   Securities are valued in accordance with procedures described in note 2 to the June 30, 2008 financial statements.

      (b)   Currently non-income producing assets.

      (c) At September 30, 2008, the cost for Federal income tax purposes was $194,129,850. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                Gross unrealized appreciation                                             $  15,605,398
                Gross unrealized depreciation                                               (25,882,203)
                                                                                          -------------
                   Net unrealized appreciation                                            $ (10,276,805)
                                                                                          =============

      (d) Foreign security values are stated in U.S. dollars. As of September 30, 2008, the value of foreign securities represented 1.08% of net assets.

   Other information:

            Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to calue the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

            Level 1 - quoted prices in active markets for identical investments

            Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

            Investments are valued as of the close of business of the New York Stock exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

            When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Trustees.

            The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's assets carried at fair value:

                                                                                         Investments in
                                                                                           Securities
            Valuation inputs                                                                at Value
                                                                                         --------------
            Level 1 - Quoted Prices                                                      $  178,116,127
            Level 2 - Other Significant Observable inputs                                     5,736,918
            Level 3 - Significant unobservable Inputs                                                --
                                                                                         --------------
            Total                                                                        $  183,853,045
                                                                                         ==============

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    Amount                                                             Maturity     Coupon                     Market        of
   or shares                            Security                         date        rate         Cost       Value (a)   net assets
--------------   --------------------------------------------------   ----------    ------   -------------  -----------  ----------
                 Closed-end funds:
        34,400      AMERICAN MUN INCOME                                                      $     431,750      347,440
        92,600      BLACKROCKLONG TERM MUN                                                       1,052,353      814,880
        21,700      BLACKROCKMUNI YIELD                                                            274,602      210,273
        98,500      BLACKROCKMUNIHOLDINGS FL INSD                                                1,254,767      954,465
        59,500      BLACKROCKMUNIHOLDINGS INSD FD                                                  749,861      558,110
        62,700      BLACKROCKMUNIYIELD FLA FD INC                                                  818,448      626,373
        78,300      BLACKROCKMUNIYIELD INSD FD                                                   1,032,557      803,358
        61,100      BLACKROCKMUNIYIELD MI INSD FD                                                  820,293      626,275
        34,000      BLACKROCKMUNIYIELD MICH INSD                                                   424,838      335,240
        54,700      BLACKROCKMUNIYIELD PA INSD                                                     774,527      552,470
        28,100      BLACKROCKMUNIYIELD QUALITY FD                                                  333,747      246,156
       192,400      DWS MUN INCOME TR                                                            2,115,172    1,643,096
         8,700      EATON VANCE INSD FL PLUS MUN                                                   110,095       87,000
         1,100      EATON VANCE INSD MI MUN BD FD                                                   15,510       11,418
        39,200      EATON VANCE NATL MUN INCOME T                                                  521,374      436,296
         6,000      FEDERATEDPREMIER MUN INCOME                                                     76,680       62,280
        84,500      INSURED MUN INCOME FD                                                        1,116,261      899,925
        57,200      INVESTMENT GRADE MUNI INC FD                                                   772,405      645,216
        90,000      MBIA CAP CLAYMORE MANAGED                                                    1,162,120      897,300
        45,300      MORGAN STANLEY DEAN WITTER                                                     370,099      285,843
        67,781      MSDW QUALITY MUNICIPAL INCOM                                                   799,580      648,664
        67,600      MSDW QUALMUNI INVESTMENT TR                                                    849,915      684,112
         9,100      NEUBERGERBERMAN INTER MUN FD                                                   119,152      103,740
        15,000      NUVEEN DIVID ADVANTAGE MUN FD                                                  186,158      161,850
         7,500      NUVEEN DIVID ADVANTAGE MUN FD3                                                  95,536       82,275
        94,000      NUVEEN FLA INVT QUALITY MUN FD                                               1,263,841      938,120
       124,100      NUVEEN FLA QUALITY INCOME MUN                                                1,726,853    1,274,507
        13,500      NUVEEN INSD DIVID ADVANTAGE                                                    181,771      145,530
         4,800      NUVEEN MASS PREM INCOME MUN FD                                                  65,734       57,264
        30,600      NUVEEN MICH PREM INCOME MUN FD                                                 404,605      321,300
        24,100      NUVEEN MUN ADVANTAGE FD INC                                                    310,862      272,089
        15,500      NUVEEN N J INVT QUALITY MUN FD                                                 211,528      163,525
        10,100      NUVEEN PADIVID ADVANTAGE MUN                                                   127,549      108,171
        48,500      NUVEEN PAINVT QUALITY MUN FD                                                   673,352      490,335
        26,900      NUVEEN PREM INCOME MUN FD 2                                                    381,052      285,409
        27,100      NUVEEN PREMIER INC                                                             367,653      275,065
       116,479      PUTNAM MUN OPPORTUITIES TR                                                   1,333,285    1,205,558
       131,000      SELIGMAN SELECT MUN FD INC                                                   1,313,469    1,207,820
        16,200      VAN KAMPEN MERRITT                                                             228,260      175,284
        98,100      VAN KAMPEN MERRITT ADVANTAGE                                                 1,170,878      974,133
        45,200      VAN KAMPEN MERRITT PA                                                          632,310      513,020
        18,100      VAN KAMPEN MERRITT SELECT SECT                                                 199,980      174,303
        62,177      VAN KAMPEN MERRITT TR INVT                                                     880,329      723,119
        22,000      WESTERN ASSET MGNT MUNS FD INC                                                 240,488      204,600
        48,606      WESTERN ASSET PARTNERS FD INC                                                  620,291      506,961
        12,700      WESTERN INTER MUNI FD INC                                                      111,045       97,155
                                                                                             -------------  -----------
                                                                                                28,722,934   22,837,322        6.21%
                 Municipal bonds:
       750,000      ABILENE TX HLTH FACS DEV CORP                     11/15/2028     5.150   $     750,000      712,800
     1,000,000      ADAMS CNTY NE HOSP AUTH                           12/15/2028     5.500       1,022,628      947,400
     1,500,000      ALABAMA HSG FIN AUTH                               10/1/2028     5.250       1,500,000    1,425,195
       200,000      ALABAMA SPL CARE FACS FING                         11/1/2019     5.000         209,565      202,120
       500,000      ALASKA HSG FIN CORP HOME MTG                       12/1/2033     5.450         500,000      478,850
       350,000      ALASKA INDL DEV + EXPT AUTH                        12/1/2010     5.400         350,000      342,402

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    Amount                                                             Maturity     Coupon                     Market        of
   or shares                            Security                         date        rate         Cost       Value (a)   net assets
--------------      -----------------------------------------------   ----------    ------   -------------  -----------  ----------
       250,000      ALASKA INDL DEV + EXPT AUTH CM                     12/1/2011     5.450         250,000      242,205
       500,000      ALASKA STHSG FIN CORP                               6/1/2049     6.000         506,485      503,030
     2,000,000      ALASKA STHSG FIN CORP                              12/1/2034     5.250       2,009,839    1,885,980
       275,000      ALBANY NYINDL DEV AGY CIVIC                         5/1/2016     6.500         275,000      222,877
       250,000      ALBANY NYINDL DEV AGY CIVIC                         4/1/2020     5.000         255,204      227,310
       350,000      ALEUTIANSEAST BUROUGH AK                            6/1/2025     5.500         313,026      298,172
       255,000      ALEXANDRIA VA INDL DEV AUTH                        2/15/2024     5.375         255,937      254,322
       500,000      ALEXANDRIA VA REDEV + HSG AUTH                     10/1/2029     6.125         528,129      503,395
       340,000      ALLEGHENYCNTY PA HOSP DEV                           4/1/2009     3.500         339,170      339,395
       350,000      ALLEGHENYCNTY PA HOSP DEV                           4/1/2010     3.875         347,370      348,964
       250,000      ALTOONA IOWA URBAN REN TAX INC                      6/1/2028     6.000         252,351      230,998
       250,000      AMHERST NY INDL DEV AGY CIVICF                      1/1/2013     4.875         250,000      234,368
       500,000      ANDERSON IN ECONOMIC DEV REV                       10/1/2021     4.750         495,673      427,520
       250,000      ANNAWAN IL TAX INCREMENT REV                        1/1/2018     5.625         250,000      219,305
       440,000      ARBOR GREENE CMNTY DEV DIST FL                      5/1/2019     5.000         448,314      406,028
       500,000      ARIZONA HEALTH FACS AUTH                           10/1/2010     4.750         500,000      492,145
       773,100      ARIZONA HEALTH FACS AUTH REV                        7/1/2027     5.250         787,500      690,517
     1,750,000      ARLINGTONTX SPL OBLIG                              8/15/2034     5.000       1,880,201    1,770,090
       375,000      ATLANTA GA DEV AUTH REV                             1/1/2031     5.000         383,843      336,439
       900,000      ATLANTA GA TAX ALLOCATION                           1/1/2020     5.400         894,471      811,755
       275,000      ATLANTIC BEACH FL HEALTH CARE                      10/1/2010     5.375         276,321      269,929
       650,000      ATOKA CNTY OK                                      10/1/2018     5.875         642,000      579,202
       375,000      AUSTIN TX                                           1/1/2009     6.000         376,243      376,380
        50,000      AUSTIN TXUTIL SYS REV                              5/15/2018     5.250          50,082       50,052
       400,000      AVE MARIASTEWARDSHIP CMNTY                         11/1/2012     4.800         399,637      362,560
       735,000      BADGER TOB ASSET SECURITIZATIO                      6/1/2017     6.000         762,497      747,605
       345,000      BADGER TOB ASSET SECURITIZATIO                      6/1/2027     6.125         352,248      347,132
       150,000      BANSON COMM PK CMNTY IMPT                           6/1/2010     5.000         149,404      150,062
       250,000      BAPTIST RD RRAL TRANSN AUTH CO                     12/1/2017     4.800         250,000      218,793
        50,000      BAY AREA GOVT ASSOC CA REV                        12/15/2014     6.000          51,269       50,280
       570,000      BEDFORD PARK IL TAX INCREMENT                       1/1/2012     4.625         568,303      555,533
       495,000      BELMONT CMNTY DEV DIST FL                          11/1/2014     5.125         494,341      426,363
        75,000      BENTON HARBOR MI CHARTER                            5/1/2009    10.000          75,000       73,638
       500,000      BERKELEY CNTY S C SCH DIST INS                     12/1/2019     5.250         520,695      486,055
       500,000      BERKELEY CNTY SC SCH DIST                          12/1/2024     5.250         517,089      459,060
       750,000      BERKELEY CNTY SC SCH DIST                          12/1/2020     5.000         760,179      703,125
       300,000      BEXAR CNTY TX HLTH FACS DEVCP                       7/1/2027     5.000         309,208      249,327
       250,000      BEXAR CNTY TX HSG FIN CORP                         12/1/2021     6.500         269,033      245,855
       835,000      BEXAR CNTY TX HSG FIN CORP MF                       4/1/2030     9.000         832,428      657,947
       250,000      BEXAR CNTY TX HSG FIN CORP MF                       8/1/2030     6.100         252,276      226,533
       570,000      BEXAR CNTY TX HSG FIN CORP MF                       8/1/2030     8.125         549,593      494,994
       190,000      BEXAR CNTY TX HSG FIN CORP MF                       6/1/2011     5.500         188,345      178,543
     1,005,000      BEXAR CNTY TX HSG FIN CORP MF                       6/1/2031    10.500       1,005,000      537,675
       475,000      BEXAR CNTY TX HSG FIN CORP MF                      9/15/2021     8.750         475,000      474,240
       955,000      BEXAR CNTY TX HSG FIN CORP MF                      12/1/2036     9.250         931,586      859,958
       495,000      BEXAR CNTY TX REV                                  8/15/2022     5.750         518,630      515,092
       650,000      BI STATE DEV AGY MO IL MET                         10/1/2033     5.250         652,869      612,924
       350,000      BIRMINGHAM BAPTIST MED CTR AL                     11/15/2030     5.000         357,723      277,417
       140,000      BIRMINGHAM SOUTHERN COLLEGE AL                     12/1/2025     6.125         142,820      126,433
       500,000      BIRMINGHAM SOUTHERN COLLEGE AL                     12/1/2019     5.350         505,270      452,940
       350,000      BISHOP INTL ARPT AUTH MI                           12/1/2017     5.125         346,600      324,461
       497,281      BISMARCK STATE COLLEGE                              4/1/2032     5.010         506,208      454,868
       300,000      BLOUNT CNTY TN HEALTH + EDL                         4/1/2012     4.750         299,412      285,000
       250,000      BLUE ASH OH TAX INCREMENT                          12/1/2021     5.000         253,289      217,153
       500,000      BOONE CNTY IND REDEV DIST TAX                       8/1/2023     5.375         506,075      455,790
       750,000      BOONE CNTY IND REDEV DIST TAX                       8/1/2028     5.000         740,680      632,895

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    Amount                                                             Maturity     Coupon                     Market        of
   or shares                            Security                         date        rate         Cost       Value (a)   net assets
--------------      -----------------------------------------------   ----------    ------   -------------  -----------  ----------
       500,000      BOONE CNTY MO HOSP REV                              8/1/2028     5.750         518,970      481,645
       750,000      BRAZOS CNTY TX HEALTH FAC DEV                       1/1/2032     5.375         772,521      654,300
       500,000      BRAZOS CNTY TX HEALTH FAC DEV                       1/1/2033     5.500         506,005      442,095
       400,000      BRAZOS RIV TX HBR NAV DIST                         5/15/2033     4.950         400,000      315,184
       650,000      BREMER CNTY IA RETIREMENT FAC                     11/15/2030     4.500         650,000      648,616
       500,000      BREVARD CNTY FL HEALTH FACS                         4/1/2036     5.000         466,089      404,480
       253,000      BRIDGEVILLE DEL SPL OBLIG                           7/1/2035     5.125         253,000      204,232
       250,000      BROWNSBURG IND REDEV AUTH ECON                      2/1/2029     4.700         250,000      209,765
       250,000      BROWNSBURG IND REV AUTH                             8/1/2024     4.625         250,000      221,000
        75,000      BROWNSVILLE TX (c)                                 2/15/2011     4.890          66,289       65,448
       970,000      BUCKEYE OH TOB SETTLEMENT                           6/1/2024     5.125         929,932      809,834
       165,000      BULLHEAD CITY AZ SPL ASSMT                          1/1/2010     6.100         165,876      165,558
       750,000      BUNCOMBE CNTY NC PROJ DEVFING                       8/1/2024     6.750         736,399      690,788
       250,000      BURKE CNTY GA DEV AUTH POLLUTN                     10/1/2032     4.375         250,000      252,045
       750,000      BURLINGTON KS POLLUTN CTL REV                       6/1/2031     5.300         759,122      673,883
       395,000      BUTLER CNTY PA                                     10/1/2034     2.570         395,000      250,825
       365,000      CALIFORNIA CMNTYS HSG FIN AGY                      10/1/2011     5.000         364,566      347,075
       180,000      CALIFORNIA CMNTYS HSG FIN AGY                      12/1/2011     5.000         179,775      169,562
       150,000      CALIFORNIA CMNTYS HSG FIN AGY                       8/1/2012     4.650         149,767      140,297
       260,000      CALIFORNIA CMNTYS HSG FIN AGY                      11/1/2012     4.850         259,195      242,866
       165,000      CALIFORNIA CNTY                                     6/1/2023     5.625         158,091      155,550
       500,000      CALIFORNIA CNTY CA                                  6/1/2036     5.000         494,814      348,875
       180,000      CALIFORNIA CNTY CA TOB SECTZTN                      6/1/2021     4.500         177,773      154,967
       330,000      CALIFORNIA CNTY CALIF TOB                           6/1/2019     4.750         319,918      309,972
       500,000      CALIFORNIA HEALTH FACS FING                         4/1/2010     5.300         507,838      509,900
       500,000      CALIFORNIA HEALTH FACS FING AU                      3/1/2033     5.000         505,896      432,300
       750,000      CALIFORNIA MUN FIN AUTH ED REV                      6/1/2026     5.250         744,244      636,203
        40,000      CALIFORNIA ST                                      10/1/2020     5.250          41,031       40,065
       120,000      CALIFORNIA ST DEPT WTR RES CEN                     12/1/2027     5.375         125,258      119,988
       995,000      CALIFORNIA STATEWIDE CMNTY DEV                    11/20/2036     6.150       1,057,511    1,035,447
       350,000      CALIFORNIA STATEWIDE CMNTYS                         9/1/2029     6.000         350,000      316,442
       500,000      CALIFORNIA STATEWIDE CMNTYS                        5/15/2032     5.750         492,959      455,275
       750,000      CALIFORNIA STATEWIDE CMNTYS                         4/1/2037     5.125         757,926      582,675
       750,000      CALIFORNIA STATEWIDE CMNTYS                         6/1/2017     5.400         747,397      708,233
       750,000      CALIFORNIA STATEWIDE CMNTYS                         3/1/2035     5.000         757,399      645,428
       350,000      CAMBRIDGEPA AREA JT AUTH                           12/1/2028     5.625         341,523      307,724
       500,000      CAMERON TX ED CORP REV                             8/15/2021     5.000         495,772      422,420
        80,000      CAPE GIRARDEAU CNTY MO INDL                         6/1/2032     5.750          83,007       70,346
       750,000      CAPITAL TR AGY FL MULTIFAMILY                       6/1/2038     5.875         763,524      574,208
       410,000      CAPITAL TR AGY FLA MULTIFAMILY                      6/1/2013     4.750         410,000      370,718
     1,350,126      CARLSBAD NM INDL DEV REV                           4/15/2021     5.750       1,389,854    1,252,120
       105,000      CARSON CITY NV HOSP REV                             9/1/2031     5.750         109,493      114,073
       125,000      CARSON CITY NV HOSP REV                             9/1/2031     5.750         130,349      112,121
       750,000      CARTHAGE MO HOSP REV                                4/1/2010     4.500         743,054      725,025
       245,000      CATTARAUGUS CNTY NY INDL DEV                        8/1/2023     5.250         253,808      241,016
     1,000,000      CENTER UNIV SCH DIST CA (c)                         8/1/2031     6.074         256,013      225,690
       900,000      CENTINELAVALLEY CA UN HIGH                          8/1/2033     5.500         912,357      837,810
       385,000      CENTRAL FALLS RI DETENTION FAC                     1/15/2009     6.000         385,000      383,337
       305,000      CENTRAL NINE IN CAREER CTR BLG                     1/15/2015     5.500         322,393      319,622
       270,000      CHARLESTON CNTY SC HOSP FACS                       10/1/2019     5.500         277,676      273,394
       400,000      CHARTIERSVALLEY PA INDL +                          8/15/2012     5.000         397,903      401,524
       200,000      CHATHAM CNTY GA HOSP AUTH REV                       1/1/2016     5.250         200,829      200,870
       500,000      CHATHAM CNTY GA HOSP AUTH REV                       1/1/2034     5.500         521,051      371,665
       500,000      CHEROKEE NATION OK HLTHCARE                        12/1/2021     4.600         500,000      412,945
       450,000      CHESTERFIELD CNTY VA INDL DEV                       7/1/2019     5.200         414,398      452,174
       250,000      CHESTERFIELD CNTY VA INDL DEV                       6/1/2017     5.875         256,235      254,790

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    Amount                                                             Maturity     Coupon                     Market        of
   or shares                            Security                         date        rate         Cost       Value (a)   net assets
--------------      -----------------------------------------------   ----------    ------   -------------  -----------  ----------
        20,000      CHICAGO IL MET HSG DEV CORP                         7/1/2022     6.850          20,610       20,651
     1,000,000      CHICAGO IL TAX INCREMENT                           12/1/2008     6.500         998,992    1,003,320
       500,000      CITIZEN POTAWATOMI NATION OK                        9/1/2016     6.500         500,000      504,080
       250,000      CLARK CNTY NV ECONOMIC DEV REV                     5/15/2033     5.375         254,405      230,315
       455,000      CLARK CNTY NV IMPT DIST                             2/1/2019     5.000         456,814      394,549
       500,000      CLARK CNTY NV POLLUTN CTL REV                      10/1/2011     5.300         500,000      485,980
       480,000      CLEVELANDCUYAHOGA CNTY OH                          5/15/2023     5.250         480,000      423,874
       750,000      CO HSG FIN AUTH SINGLE FAMILY                      11/1/2034     5.000         750,122      743,918
       485,000      COLLIER CNTY FL HSG FIN AUTH                       8/15/2015     5.250         483,201      493,497
       195,000      COLORADO EDL + CULTURAL FACS                       6/15/2012     4.625         192,725      191,472
     1,000,000      COLORADO EDL CULTURAL FACS                          6/1/2033     5.500         973,594      900,410
       300,000      COLORADO HEALTH FACS AUTH                         11/15/2020     5.125         296,645      284,373
       295,000      COLORADO HEALTH FACS AUTH REV                      12/1/2008     4.400         294,856      295,363
        95,000      COLORADO HEALTH FACS AUTH REV                      12/1/2010     6.250          95,000       98,472
       600,000      COLORADO HEALTH FACS AUTH REV                      9/15/2022     5.000         593,426      522,708
       750,000      COMPARK BUSINESS CAMPUS                            12/1/2027     5.750         765,992      689,543
       270,000      CONCORDE ESTATES CMNTY DEV DIS                      5/1/2011     5.000         269,348      255,282
     1,250,000      CONNECTICUT ST DEV AUTH POLLTN                      9/1/2028     5.850       1,321,996    1,164,763
       500,000      CONNECTICUT ST HEALTH + EDL                         7/1/2025     6.000         507,786      488,090
       450,000      CONNECTICUT ST HLTH + EDL FAC                       7/1/2015     5.250         454,161      450,666
       400,000      CONNERTONW CMNTY DEV DIST FL                        5/1/2016     5.125         399,348      346,812
       400,000      COOK CNTYILL SCH DIST NO 148                       12/1/2027     4.500         369,695      346,116
       225,000      COOLIDGE AZ UNI SCH DIST                           10/1/2010     4.150         224,572      225,315
       250,000      CORALVILLE IA                                       6/1/2018     5.000         248,098      252,845
       637,000      CORTLAND IL SPL TAX REV                             3/1/2017     5.500         631,737      537,615
       100,000      COW CREEKBAND UMPQUA TRIBE                          5/1/2035     4.875         100,000       99,995
     1,070,000      CROW FIN AUTH MINN TRIBAL PUR                      10/1/2017     5.650       1,020,720    1,081,513
     1,000,000      CUYAHOGA CNTY OH HSG MTG REV                       3/20/2042     5.700       1,029,862      985,280
       478,000      DALLAS TXHSG FIN CORP                             10/20/2032     6.750         492,921      494,773
       225,000      DALTON GADEV AUTH REV                              8/15/2026     5.250         226,990      218,885
       245,689      DENHAM SPRINGS LIVN HSG + MTG                      11/1/2040     5.000         255,739      235,137
       750,000      DENVER COCONVENTION CTR                            12/1/2026     5.125         783,039      624,105
       500,000      DENVER COLO CONVENTION CTR                         12/1/2030     5.000         512,820      395,730
       585,000      DETROIT CMNTY HIGH SCH MI                          11/1/2010     5.000         585,000      579,846
       500,000      DETROIT LAKES MN HSG + HEALTH                       8/1/2034     5.440         500,000      494,985
       750,000      DETROIT MI                                          4/1/2020     5.250         755,249      715,605
       500,000      DINUBA CAFING AUTH LEASE REV                        9/1/2038     5.375         494,474      419,335
     1,250,000      DIRECTOR ST NV DEPT BUSINESS                      11/15/2014     6.000       1,237,348      847,700
       500,000      DISTRICT COLUMBIA REV                               6/1/2026     5.000         511,058      391,790
       500,000      DORCHESTER CNTY S C SCH DIST                       12/1/2029     5.250         505,334      459,825
       445,000      DURBIN CROSSING CMNTY DEV                          11/1/2010     4.875         444,752      419,947
       500,000      E 470 PUBHWY AUTH CO REV                            9/1/2024     5.500         507,430      468,720
       240,000      EAST BATON ROUGE LA MTG FIN                        10/1/2024     4.625         240,000      217,010
       990,000      EAST POINT GA                                       2/1/2026     8.000       1,124,776    1,032,768
       150,000      EAST ROCHESTER NY HSG AUTH REV                     8/15/2028     5.250         157,661      144,264
       800,000      EDEN PRAIRIE MN MLT FAM HSG                        2/20/2043     6.200         874,028      841,808
       300,000      EL PASO CNTY TEX HSG FIN CORP                      12/1/2015     7.000         300,000      299,625
       500,000      ELKHART CNTY IN HOSP AUTH REV                      8/15/2020     5.250         507,550      474,170
       500,000      ERIE CNTYOH HOSP FACS REV                          8/15/2013     6.000         530,978      530,300
     1,750,000      ERIE CNTYOH HOSP FACS REV                          8/15/2032     5.625       1,768,524    1,631,508
       500,000      ESTHERVILLE IA HOSP REV                             7/1/2020     6.300         507,621      510,450
       500,000      FAIRFAX CNTY VA REDEV + HSG                         8/1/2039     5.600         500,000      494,165
     2,978,370      FARGO N DUNIV FACS REV                            11/29/2027     5.110       3,009,276    2,727,442
       250,000      FARGO ND HEALTH SYS REV                             6/1/2027     5.375         246,508      246,935
       500,000      FARMINGTON N MEX HOSP REV                           6/1/2022     5.000         509,841      445,185
       750,000      FARMINGTON NM POLLUTN CTL REV                      12/1/2016     5.700         751,740      752,648

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    Amount                                                             Maturity     Coupon                     Market        of
   or shares                            Security                         date        rate         Cost       Value (a)   net assets
--------------      -----------------------------------------------   ----------    ------   -------------  -----------  ----------
       250,000      FARMINGTON NM POLLUTN CTL REV                      12/1/2016     6.300         250,492      238,178
       170,000      FARMINGTON NM POLLUTN CTL REV                       4/1/2022     5.800         173,416      153,741
       747,000      FARMS NEWKENT VA                                    3/1/2036     5.125         747,000      513,428
       315,000      FIDDLERS CREEK CMNTY DEV DIST                       5/1/2013     5.750         313,426      297,404
       400,000      FLAGSTAFFAZ                                         1/1/2022     5.000         401,193      375,228
     1,000,000      FLAGSTAFFAZ INDL DEV AUTH                           7/1/2022     5.500         909,945      863,220
       500,000      FLORIDA HSG FIN CORP REV                            7/1/2033     5.450         500,000      479,640
     1,150,000      FOREST CREEK CMNTY DEV DIST                         5/1/2011     4.850       1,149,285    1,070,570
     1,000,000      FORT ML SC SCH FACS CORP                           12/1/2029     5.250         992,570      894,160
       500,000      FORT ML SC SCH FACS CORP                           12/1/2030     5.250         496,903      444,785
       500,000      FRUITA COREV                                        1/1/2018     7.000         500,000      488,650
       500,000      FULTON CNTY GA DEV AUTH                            11/1/2028     5.250         492,340      395,915
       300,000      FULTON CNTY PA INDL DEV AUTH                        7/1/2009     5.300         299,863      297,651
       330,000      FULTON CNTY PA INDL DEV AUTH                        7/1/2011     5.375         329,443      320,984
       325,000      GALVESTONCNTY TX HEALTH FACS                       11/1/2014     5.000         330,725      325,390
     1,059,836      GALVESTONCNTY TX MUN UTIL                          8/12/2009     6.250       1,059,836    1,055,438
       500,000      GARDEN GROVE CA CTFS PARTN                          8/1/2023     5.700         512,803      501,745
       305,000      GATEWAY SVCS CMNTY DEV DIST FL                      5/1/2010     5.500         303,934      299,781
       400,000      GEISINGERAUTH PA HLTH SYS REV                       5/1/2037     2.646         400,000      264,000
       355,000      GENESEE CNTY NY INDL DEV                           12/1/2014     4.750         355,000      327,882
        15,000      GEORGIA MUN ELEC AUTH PWR REV (c)                   1/1/2012     4.743          12,568       12,375
     1,000,000      GOLDEN ST                                           6/1/2047     5.125         846,792      673,870
     1,000,000      GOLDEN STTOB SECURITIZATION (c)                     6/1/2022     1.294         838,344      783,560
       250,000      GOSHEN INREDEV DIST TAX                             1/1/2028     5.875         250,000      228,598
     2,000,000      GRAND FORKS ND HLTH CARE SYS                       8/15/2027     5.625       2,010,552    1,864,520
       225,000      GRAVOIS BLUFFS TRANSN DEV MO                        5/1/2018     4.000         223,224      221,875
       250,000      GRAVOIS BLUFFS TRANSN DEV MO                        5/1/2032     4.750         225,267      211,265
       400,000      GROVE CITY PA AREA HOSP AUTH                        7/1/2012     5.250         397,914      399,564
       205,000      GROVE CITY PA AREA HOSP AUTH                        7/1/2012     5.250         206,003      204,777
       750,000      HAMILTON CNTY OH HEALTH CARE                        1/1/2037     5.000         626,303      573,030
       500,000      HAMMOND IND REDEV DIST REV                         1/15/2017     6.000         500,000      470,080
       320,000      HARRIS CNTY TEX MUN UTIL DIST                       9/1/2018     5.000         320,727      305,757
       500,000      HARRIS CNTY TX DEPT ED PUB FAC                     2/15/2023     5.750         509,308      498,510
       500,000      HARRIS CNTY TX HEALTH FACS                        11/15/2032     5.000         483,647      458,675
       140,000      HARRISBURG PA AUTH UNIV REV                         9/1/2016     5.400         140,000      135,100
       250,000      HARRISONVILLE MO ANNUAL                            11/1/2028     4.625         241,883      206,233
     1,000,000      HARTLAND MI CONS SCH DIST                           5/1/2029     5.125       1,022,524      960,030
       500,000      HARVEY CNTY KS SCH DIST 373                         9/1/2023     5.000         499,259      474,265
       350,000      HARVEY IL                                          12/1/2027     5.500         359,089      310,867
       360,000      HEALTH CARE AUTH FOR BAPTIST H                    11/15/2018     5.000         371,757      338,494
     1,500,000      HENDERSONNV LOC IMPT DISTS                          9/1/2010     4.500       1,500,000    1,407,555
       110,000      HERITAGE ISLE AT VIERA CMNTY                       11/1/2009     5.000         109,968      107,731
       175,000      HERITAGE ISLE AT VIERA CMNTY                       11/1/2013     5.000         174,664      157,796
       255,000      HIGHLANDSCNTY FLA HEALTH FACS                     11/15/2027     5.000         257,817      224,357
       500,000      HILLSBOROUGH CNTY FL INDL DEV                      10/1/2024     5.250         512,209      447,550
       500,000      HIMALAYA WTR + SANTN DIST CO                       12/1/2035     5.000         513,378      401,105
       500,000      HOPKINS CNTY TX HOSP DIST HOSP                     2/15/2023     5.500         487,364      453,705
       399,000      HOUMA TERR PUB TR FINAUTH LA                       12/1/2040     5.150         417,236      377,837
       250,000      HOWARD CNTY MD RETIREMENT                           4/1/2027     5.250         256,194      196,828
       750,000      HUNTSVILLE AL HEALTH CARE AUTH                      6/1/2022     5.625         784,976      734,198
       400,000      HUNTSVILLE REDSTONE VLG AL                          1/1/2015     5.250         400,000      369,952
       500,000      HURON CNTY OH HOSP FACS REV                        12/1/2022     5.000         502,075      461,215
       120,000      IDAHO HEALTH FACS AUTH HOSP                         8/1/2009     5.750         120,231      118,542
       110,000      IDAHO HEALTH FACS AUTH HOSP                         8/1/2010     6.000         110,357      107,626
       245,000      IDAHO HSG+ FIN ASSN                                 8/1/2017     6.250         245,000      218,170
       165,000      IDAHO HSG+ FIN ASSN NON PROFI                       8/1/2010     5.750         165,000      160,906

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    Amount                                                             Maturity     Coupon                     Market        of
   or shares                            Security                         date        rate         Cost       Value (a)   net assets
--------------      -----------------------------------------------   ----------    ------   -------------  -----------  ----------
       250,000      IDAHO HSG+ FIN ASSN NONPROFIT                       6/1/2021     5.500         250,000      230,443
       250,000      IDAHO HSG+ FIN ASSN NONPROFIT                       7/1/2021     5.625         249,201      234,083
       500,000      IDAHO HSG+ FIN ASSN SINGLE                          7/1/2040     5.500         500,000      482,610
       250,000      IDAHO HSGFIN ASSN NONPROFIT                        12/1/2018     5.500         247,107      232,285
       170,000      ILLINOIS DEV FIN AUTH POLLUTN                       2/1/2024     5.700         174,208      161,488
       730,000      ILLINOIS DEV FIN AUTH POLLUTN                       3/1/2014     5.500         737,192      693,230
       215,000      ILLINOIS DEV FIN AUTH REV                           7/1/2009     5.900         215,810      217,199
       135,000      ILLINOIS DEV FIN AUTH REV                           7/1/2019     6.050         135,635      135,163
       250,000      ILLINOIS DEV FIN AUTH REV                          5/15/2021     5.500         259,445      250,638
       750,000      ILLINOIS EDL FACS AUTH REVS                        8/15/2028     5.375         736,534      672,705
       500,000      ILLINOIS EDL FACS AUTH REVS                         8/1/2017     5.250         507,078      506,150
       500,000      ILLINOIS EDL FACS AUTH REVS                        10/1/2032     5.700         501,732      456,795
       500,000      ILLINOIS FIN                                       3/15/2027     5.000         523,297      441,075
       400,000      ILLINOIS FIN                                      11/15/2016     5.400         396,086      367,696
       500,000      ILLINOIS FIN AUTH ED REV                            9/1/2027     5.000         508,599      375,920
       875,000      ILLINOIS FIN AUTH REV                               2/1/2037     5.250         873,198      745,080
       500,000      ILLINOIS FIN AUTH REV                              2/15/2038     5.875         506,187      408,845
       500,000      ILLINOIS FIN AUTH REV                             11/15/2016     5.000         513,419      458,820
       650,000      ILLINOIS FIN AUTH REV                              5/15/2015     5.250         659,045      587,581
       250,000      ILLINOIS FIN AUTH REV                              5/15/2038     5.750         257,336      195,078
       500,000      ILLINOIS FIN AUTH REV                              5/15/2012     5.100         498,357      475,725
       750,000      ILLINOIS FIN AUTH REV                             11/15/2035     5.000         750,000      729,098
       250,000      ILLINOIS FIN AUTH REV                              12/1/2021     5.000         256,217      217,333
       150,000      ILLINOIS FIN AUTH REV                              12/1/2036     5.000         151,896      114,042
       375,000      ILLINOIS FIN AUTH REV                               4/1/2026     5.000         381,811      323,036
       610,000      ILLINOIS FIN AUTH REV                              8/15/2026     6.000         625,331      523,862
       600,000      ILLINOIS FIN AUTH REV                              5/15/2012     5.250         602,907      568,854
       750,000      ILLINOIS FIN AUTH REV                              5/15/2026     5.750         727,312      619,545
     1,250,000      ILLINOIS FIN AUTH REV                             11/15/2022     5.250       1,247,431    1,119,688
       250,000      ILLINOIS FIN AUTH REV                             11/15/2026     5.750         252,637      229,435
       500,000      ILLINOIS FIN AUTH REV                              5/15/2029     5.250         507,555      457,585
       350,000      ILLINOIS FIN AUTH REV                              8/15/2023     6.000         365,871      339,927
       440,000      ILLINOIS FIN AUTH SPORTS FAC                       12/1/2035     7.000         436,607      381,097
     1,000,000      ILLINOIS FN AUTH REV                              11/15/2026     5.250         968,515      823,530
     1,095,000      ILLINOIS HEALTH FACS AUTH REV                      5/15/2032     5.500       1,123,420      924,180
       500,000      ILLINOIS HEALTH FACS AUTH REV                       7/1/2033     6.000         523,596      482,475
     2,100,000      ILLINOIS HEALTH FACS AUTH REV                      8/15/2033     5.100       2,158,272    1,910,097
       500,000      ILLINOIS HEALTH FACS AUTH REV                      2/15/2037     5.150         501,951      454,995
       500,000      ILLINOIS HSG DEV AUTH                               7/1/2028     4.800         500,000      440,010
       250,000      ILLINOIS ST SALES TAX REV                          6/15/2009     5.000         251,240      250,520
       750,000      ILLNOIS FIN AUTH SPORTS FAC RE                     10/1/2027     6.125         729,492      653,948
       500,000      ILLNOIS FIN AUTH SPORTS FAC RE                     10/1/2037     6.250         483,762      413,890
       250,000      INDEPENDENCE CNTY AR POLLUTN                        7/1/2022     4.900         250,000      227,928
       250,000      INDEPENDENCE MO THIRTY NINTH                        9/1/2032     6.875         250,000      230,573
       500,000      INDIANA HEALTH + EDL FAC                           2/15/2036     5.250         503,074      420,500
       750,000      INDIANA HEALTH + EDL FAC                            3/1/2022     5.500         761,543      682,853
       250,000      INDIANA HEALTH + EDL FAC FING                     11/15/2025     5.250         255,293      223,923
       620,000      INDIANA HLTH FAC FING AUTH REV                     8/15/2009     4.750         610,901      626,039
       190,000      INDIANA HLTH FAC FING AUTH REV                     8/15/2018     5.000         171,674      180,848
       350,000      INDIANA HLTH FAC HOSP REV                          2/15/2018     5.250         359,394      343,081
       300,000      INDIANA HLTH FAC HOSP REV                           1/1/2023     6.000         306,181      299,967
       280,000      INDIANA ST DEV FIN AUTH POLLUT                      3/1/2030     5.000         280,971      255,917
       500,000      INDIANIA HEALTH EDL FAC FING                      11/15/2035     5.250         475,104      421,880
       250,000      INDUSTRY CA URBAN DEV AGY                           5/1/2021     4.750         254,542      232,625
       300,000      INTERCOMMUNITY HOSP AUTH CA CT                     11/1/2019     5.250         311,181      270,459
       200,000      INTERLOCKEN MET DIST CO                           12/15/2019     5.750         205,288      184,426

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    Amount                                                             Maturity     Coupon                     Market        of
   or shares                            Security                         date        rate         Cost       Value (a)   net assets
--------------      -----------------------------------------------   ----------    ------   -------------  -----------  ----------
       550,000      INTERLOCKEN MT CIST CO                            12/15/2019     5.750         571,621      507,172
     2,500,000      INTERMEDIATE SCH DIST 287 MN                       11/1/2032     5.295       2,749,432    2,026,825
     1,006,688      INTERMEIDIATE SCH DIST 287 MN                       1/1/2028     4.780       1,027,508      861,020
       200,000      IOWA FIN AUTH RETIREMENT CMNTY                    11/15/2009     4.250         199,458      194,876
       200,000      IOWA FIN AUTH RETIREMENT CMNTY                    11/15/2011     4.750         198,567      189,554
       200,000      IOWA FIN AUTH SR HSG REV                           11/1/2011     5.000         200,000      190,330
       400,000      IOWA FIN AUTH SR HSG REV                           12/1/2014     5.000         397,248      367,196
       500,000      IOWA FIN AUTH SR LIVING FAC                       11/15/2027     5.500         511,149      367,265
       500,000      JACKSON TN HOSP REV                                 4/1/2038     5.625         494,654      441,110
       550,000      JACKSONVILLE FL ECONOMIC DEV                        9/1/2017     6.000         550,000      523,364
       500,000      JACKSONVILLE FL HLTH FACS REV                      11/1/2022     5.000         494,996      443,285
     1,000,000      JACKSONVILLE FL HLTH FACS REV                      11/1/2027     5.000         956,175      846,920
       500,000      JASPER CNTY IN POLLUTN CTL REV                     11/1/2016     5.600         500,000      493,335
     1,500,000      JEFFERSONCNTY KY MTG REV                          11/15/2013     6.125       1,500,000    1,500,480
       245,000      JEFFERSONPARISH LA FIN AUTH                         6/1/2033     5.000         258,364      239,581
       250,000      JEFFERSONPARISH LA FIN AUTH                        12/1/2048     5.700         263,350      241,728
     1,250,000      JEFFERSONPARISH LA FIN AUTH R                       6/1/2038     5.000       1,315,652    1,154,188
       250,000      JOHNSON CITY TN HEALTH + EDL                       2/15/2009     4.500         249,771      248,210
       700,000      JOPLIN MOINDL DEV AUTH                             5/15/2017     5.500         709,541      625,695
       265,000      JUBAN PARK CMNTY DEV DIST LA                       10/1/2014     5.150         265,000      245,215
     1,500,000      KALISPEL TRIBE INDIANS WA                           1/1/2016     6.200       1,500,000    1,469,265
     1,000,000      KENT HOSPFIN AUTH MICH REV                          7/1/2035     6.000       1,064,490      863,590
       500,000      KENTUCKY ECONOMIC DEV FIN AUTH                    11/20/2035     5.375         500,000      473,045
       200,000      KENTUCKY ECONOMIC DEV FIN AUTH                     12/1/2033     6.000         198,438      193,434
       250,000      KENTWOOD MI ECONOMIC DEV                          11/15/2014     5.250         248,295      247,793
       500,000      KENTWOOD MI ECONOMIC DEV                          11/15/2026     5.250         507,364      425,920
       150,000      KENTWOOD MI ECONOMIC DEV                          11/15/2036     5.375         156,347      121,755
     2,750,000      KERRVILLETEX HEALTH FACS                           8/15/2035     5.450       2,739,530    2,306,123
       750,000      KING CINTY WA HSG AUTH REV                          5/1/2028     5.200         750,000      708,585
       350,000      KLICKITATCNTY WA PUB HOSP                          12/1/2020     6.000         350,000      317,345
       500,000      KNOX CNTYTN HEALTH EDL + HSG                        4/1/2027     5.250         515,534      440,630
       500,000      LA VERNIATX HIGHER ED FIN COR                      2/15/2018     6.000         500,000      475,210
     2,066,000      LAFAYETTELA PUB TR FING AUTH                        1/1/2041     5.350       2,131,448    2,061,558
       405,000      LAKE ASHTON II CMNTY DEV DIST                      11/1/2010     4.875         405,375      387,034
       650,000      LAKELAND FL HOSP SYS REV                          11/15/2032     5.000         661,418      536,107
       250,000      LAKELAND FL RETIREMENT CMNTY                        1/1/2019     5.875         250,000      234,815
       750,000      LAKESIDE 370 LEVEE DIST MO                          4/1/2028     7.000         750,000      706,058
       500,000      LANCASTERCNTY PA HOSP AUTH                          7/1/2022     6.100         498,594      463,015
       400,000      LANCASTERCNTY PA HOSP AUTH                          7/1/2012     5.200         399,718      398,232
       400,000      LANGSTON OK ECONOMIC DEV AUTH                       5/1/2026     5.250         413,945      334,408
       250,000      LEBANON CNTY PA HEALTH FACS                       12/15/2008     4.000         250,000      249,128
       250,000      LEE CNTY FL INDL DEV AUTH                         11/15/2029     5.000         255,788      191,848
       750,000      LEE CNTY FL INDL DEV AUTH REV                      6/15/2027     5.250         754,626      582,285
       350,000      LEE CNTY FL WTR + SWR REV                          10/1/2027     5.000         353,934      332,696
       400,000      LEE CNTY S C SCH FACS INC                          12/1/2031     6.000         410,124      375,724
       250,000      LEHIGH CNTY PA GEN PURP AUTH                       8/15/2042     2.899         250,000      147,500
       245,000      LEWIS CNTY WA PUB HOSP DIST                        12/1/2011     6.000         246,120      245,439
        45,000      LEWISVILLE TX INDPT SCH DIST                       8/15/2025     5.000          45,706       43,896
       550,000      LOMBARD IL PUB FACS CORP                            1/1/2030     5.500         580,047      438,262
     1,750,000      LOMBARD IL PUB FACS CORP                            1/1/2036     5.250       1,786,617    1,557,623
       500,000      LOMBARD IL PUB FACS CORP  REV                       1/1/2015     6.375         500,000      475,595
       300,000      LOMBARD ILL PUB FACS CORP                           1/1/2025     5.500         318,746      246,582
       250,000      LOMPOC CAHLTHCARE DIST                              8/1/2034     5.000         253,784      225,220
       320,000      LORAIN CNTY OH HOSP REV                             9/1/2016     5.625         325,067      323,741
       330,000      LORAIN CNTY OH HOSP REV                             9/1/2027     5.500         336,447      330,043
       500,000      LOS ANGELES CA HSG AUTH                             6/1/2029     5.000         517,768      413,350

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    Amount                                                             Maturity     Coupon                     Market        of
   or shares                            Security                         date        rate         Cost       Value (a)   net assets
--------------      -----------------------------------------------   ----------    ------   -------------  -----------  ----------
       400,000      LOUDOUN CNTY VA DEV INDL AUTH                       8/1/2028     5.000         400,000      398,788
     1,745,000      LOUISIANAHSG FIN AGY                               12/1/2038     5.700       1,847,418    1,735,141
       245,000      LOUISIANAHSG FIN AGY SINGLE                        10/1/2022     4.800         245,000      230,555
       500,000      LOUISIANAHSG FIN AGY SINGLE                         6/1/2039     5.600         517,864      490,620
       500,000      LOUISIANAHSG FIN AGY SINGLE                         6/1/2040     6.550         531,212      519,800
       395,000      LOUISIANAHSG FIN AGY SINGLE F                       6/1/2038     5.850         426,384      411,748
       400,000      LOUISIANALOC GOVT ENV FACS                         11/1/2032     6.750         400,000      351,944
       485,000      LOUISIANALOC GOVT ENVIR FACS                       6/20/2028     8.000         485,000      427,988
       500,000      LOUISIANAPUB FACS AUTH REV                          7/1/2024     5.250         504,395      480,785
       500,000      LOUISIANAPUB FACS AUTH REV                         2/15/2036     2.579         500,000      327,500
       400,000      LOUISIANAPUB FACS AUTH REV                         12/1/2015     6.500         410,982      400,096
       500,000      LOUISVILLE/JEFFERSON CNTY KY                        5/1/2033     6.000         489,263      458,340
     1,000,000      LOWER COLO RIV AUTH TX REV                         5/15/2037     5.750       1,037,799      998,530
        55,000      LUBBOCK TX HLTH FACS DEV CORP                      1/20/2010     5.000          55,000       55,519
       140,000      LUBBOCK TX HLTH FACS DEV CORP                      3/20/2012     5.000         140,000      143,987
       350,000      LUCAS CNTY OH HEALTH CARE FAC                      8/15/2015     6.375         341,647      359,639
       150,000      LYNN HAVEN FL CAP IMPT REV                         12/1/2016     5.000         150,411      150,398
       689,672      LYONS CO REV                                      11/30/2016     4.750         696,844      633,340
       250,000      MADEIRA CMNTY DEV DIST FL                          11/1/2014     5.250         249,473      215,190
       460,000      MADISON CNTY FL REV                                 7/1/2025     6.000         452,833      404,519
       230,000      MADISON CNTY NY INDL DEV AGY                        2/1/2017     4.500         226,378      211,269
       250,000      MAGNOLIA CREEK CMNTY DEV DIST                       5/1/2014     5.600         250,000      223,890
       500,000      MAIN STR NAT GAS INC GA GAS                        7/15/2017     5.500         483,070       65,090
     1,000,000      MALTA ILLTAX INCREMENT REV                        12/30/2025     5.750       1,000,000      835,530
       500,000      MANCHESTER N H HSG + REDEV (c)                      1/1/2020     5.248         273,386      243,690
       250,000      MANCHESTER NH HSG + REDEV                           1/1/2015     6.750         264,252      252,348
       647,000      MANHATTANIL                                         3/1/2022     5.750         647,000      602,176
       500,000      MANITOWOCWI ELEC REV                               10/1/2034     5.250         514,302      475,525
       500,000      MAPLE GROVE MN HEALTH CARE REV                      9/1/2029     5.000         505,665      437,065
       100,000      MARION CNTY IN CNVTN + RECTL                        6/1/2027     5.000         101,958       90,203
       750,000      MARKHAM IL                                          2/1/2018     4.750         730,649      677,438
       500,000      MARQUIS CMNTY DEV AUTH VA REV                       9/1/2013     5.100         500,000      483,190
       215,000      MARYLAND ST ECONOMIC DEV CORP                      12/1/2011     4.750         213,746      209,683
       750,000      MARYLAND ST HEALTH + HIGHER                         1/1/2013     4.750         750,000      716,145
       250,000      MARYLAND ST HEALTH + HIGHER                         1/1/2017     5.000         250,060      225,128
       250,000      MARYLAND ST HEALTH + HIGHER ED                      1/1/2027     4.625         250,000      212,655
       500,000      MASHANTUCKET WSTRN PEQUOT                           9/1/2036     5.500         509,372      384,645
       250,000      MASSACHUSETTS ST                                    5/1/2037     2.446         250,000      151,250
     1,500,000      MASSACHUSETTS ST COLLEGE BLDG                       5/1/2039     5.375       1,569,303    1,504,050
       275,000      MASSACHUSETTS ST HEALTH                             7/1/2028     5.000         283,199      249,607
       500,000      MASSACHUSETTS ST HEALTH + EDL                      10/1/2017     6.000         507,460      496,235
       750,000      MASSACHUSETTS ST HEALTH + EDL                       7/1/2016     5.500         764,041      725,145
     1,250,000      MASSACHUSETTS ST HEALTH EDL                        1/15/2012     5.125       1,243,407    1,213,300
       350,000      MASSACHUSETTS ST HLTH EDL FACS                    11/15/2009     5.125         351,677      354,008
     1,000,000      MASSACHUSETTS ST HSG FIN                           12/1/2033     5.350       1,000,000      948,320
       750,000      MASSACHUSETTS ST INDL FIN AGY                      10/1/2023     5.000         769,528      745,305
       100,000      MASSACHUSETTS ST INDL FIN AGY                       9/1/2017     5.450         100,823      100,128
       500,000      MASSACHUSETTS ST TPK AUTH MET                       1/1/2017     5.125         509,082      502,170
       145,000      MASSACHUSETTS ST TPK AUTH MET                       1/1/2027     5.000         147,310      137,985
       225,000      MASSACHUSETTS ST TPK AUTH MET                       1/1/2029     5.250         231,746      212,650
       500,000      MASSACHUSETTSC ST DEV FIN AGY                      10/1/2017     5.000         509,046      435,550
       265,000      MATAGORDACNTY TX NAV DIST 1                         6/1/2026     5.250         271,106      267,875
        80,000      MATAGORDACNTY TX NAV DIST 1                         6/1/2026     5.250          81,259       71,429
     1,000,000      MATTESON IL TAX INCREMENT REV                      12/1/2009     4.250       1,000,000      990,520
     1,750,000      MC ALESTER OKLA PUB WKS AUTH (c)                    2/1/2030     5.480         550,302      462,035
       200,000      MEAD VLG NE TAX INCREMENT REV                       7/1/2012     5.125         200,000      139,952

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    Amount                                                             Maturity     Coupon                     Market        of
   or shares                            Security                         date        rate         Cost       Value (a)   net assets
--------------      -----------------------------------------------   ----------    ------   -------------  -----------  ----------
       115,000      MECKLENBURG CNTY NC INDL FACS                      12/1/2009     5.250         115,533      115,224
       500,000      MERRILLVILLE IN MLT SCH BLDG                       7/15/2027     5.250         494,095      474,210
       500,000      MESQUITE TX HEALTH FACS DEV                        2/15/2015     5.000         502,679      481,605
       855,000      MET GOVT NASHVILLE DAVIDSON TN (b)                 6/20/2036    10.000         855,000      598,038
     1,835,000      MET GOVT NASHVILLE DAVIDSON TN                    12/20/2040     7.500       1,835,000    1,584,082
     1,070,000      MET GOVT NASHVILLE DAVIDSON TN                    12/20/2020     8.000       1,070,000      965,836
       300,000      METROPOLITAN PIER + EXPO IL                        6/15/2012     5.250         305,901      300,423
       500,000      MIAMI BEACH FL HLTH FACS HOSP                     11/15/2028     5.375         505,760      385,560
       500,000      MIAMI CNTY OH HOSP FACS REV                        5/15/2018     5.250         511,537      468,085
       250,000      MICH TOB STLMT FIN AUTH                             6/1/2022     5.125         241,054      211,895
       300,000      MICHIGAN PUB EDL FACS AUTH                          9/1/2022     5.000         300,000      255,735
       750,000      MICHIGAN PUB EDL FACS AUTH REV                      9/1/2016     6.000         750,000      742,058
       500,000      MICHIGAN PUB EDL FACS AUTH REV                     10/1/2023     6.250         500,000      452,610
       500,000      MICHIGAN PUB EDL FACS AUTH REV                     11/1/2028     6.350         500,000      468,355
     1,000,000      MICHIGAN ST BLDG AUTH REV (c)                     10/15/2023     5.550         440,072      405,370
       175,000      MICHIGAN ST HOSP FIN AUTH REV                       6/1/2028     5.000         178,269      152,383
       220,000      MICHIGAN ST HOSP FIN AUTH REV                     11/15/2009     4.000         218,639      213,836
       500,000      MICHIGAN ST HOSP FIN AUTH REV                      5/15/2028     5.625         489,773      470,820
       545,000      MICHIGAN ST HSG DEV RENTAL REV                     10/1/2038     5.700         545,000      535,016
     1,000,000      MICHIGAN ST STRATEGIC FD                            9/1/2029     5.450       1,058,937      921,710
       250,000      MICHIGAN ST UNIV REVS                              2/15/2037     2.509         250,000      156,250
       500,000      MIDCITIESMET DIST NO 2 CO                          12/1/2030     5.125         500,683      406,225
     1,000,000      MIDLOTHIAN TEX DEV AUTH                           11/15/2016     5.000         996,654      926,820
       500,000      MILLSBORODE SPL OBLG                                7/1/2036     5.450         500,000      381,920
       615,529      MINNESOTAST HIGHER ED FACS                         10/1/2016     4.493         620,602      605,945
     1,000,000      MISSISSIPPI DEV BK SPL                             10/1/2013     5.000       1,024,370    1,030,660
       500,000      MISSISSIPPI HOME CORP SINGLE                       12/1/2039     5.050         500,000      449,490
       500,000      MISSISSIPPI HOME CORP SINGLE                        6/1/2039     6.750         534,287      525,585
       500,000      MISSOURI ST DEV FIN BRD FACS                        4/1/2027     6.000         508,797      485,340
       250,000      MISSOURI ST DEV FIN BRD FACS                        4/1/2025     5.125         253,161      228,508
       500,000      MISSOURI ST DEV FIN BRD FACS                        4/1/2028     4.750         484,502      431,815
       500,000      MISSOURI ST HLTH + EDL FAC AUT                      2/1/2018     4.875         512,205      465,205
       500,000      MISSOURI ST HLTH + EDL FAC AUT                      2/1/2027     4.875         505,969      411,780
       980,000      MISSOURI ST HLTH + EDL FAC AUT                      2/1/2022     5.125       1,012,729      877,061
       500,000      MISSOURI ST HSG DEV COMMN                           9/1/2034     5.250         496,496      465,865
       290,000      MONROE MCKEEN PLAZA HSG DEV LA                      2/1/2012     6.800         291,208      290,412
     1,550,000      MONTANA ST BRD HSG                                 12/1/2039     5.500       1,550,309    1,502,725
       250,000      MONTGOMERY AL EDL BLDG AUTH                        10/1/2032     5.250         261,270      208,838
       250,000      MONTGOMERY AL MED CLNIC BRD                         3/1/2031     5.250         256,149      210,008
       500,000      MONTGOMERY CNTY PA INDL DEV RE                     12/1/2017     6.250         498,789      470,690
       650,000      MONTGOMERY CNTY PA INDL DEV RE                      2/1/2014     5.375         646,283      607,679
       375,000      MONTGOMERY CNTY PA INDL DEV RE                      2/1/2028     6.125         369,775      316,046
       200,000      MONTGOMERY CNTY TX MUN UTIL                         3/1/2017     4.900         200,761      200,148
       247,000      MONTGOMERY IL SPL ASSMT                             3/1/2030     4.700         247,215      193,979
       800,000      MOUNT CARBON MET DIST CO REV                        6/1/2043     7.000         800,000      719,960
       200,000      MOUNT CARBON MET DIST CO REV                        6/1/2043     1.000              --           --
       130,000      MOUNTAIN REGL WTR SPL SVC DIST                     12/1/2008     6.250         129,953      130,270
       400,000      NASSAU CNTY N Y INDL DEV AGY                        1/1/2018     5.875         396,479      379,632
       140,000      NEW HAMPSHIRE HEALTH + ED                           7/1/2011     5.000         140,603      141,964
       480,000      NEW HAMPSHIRE HEALTH + ED                           7/1/2016     5.000         478,151      460,296
       185,000      NEW HAMPSHIRE HEALTH + ED FACS                      7/1/2014     5.000         185,534      184,164
     1,000,000      NEW HAMPSHIRE ST HSG FIN AUTH                       7/1/2038     6.625       1,060,386    1,046,300
       300,000      NEW JERSEY ECONOMIC DEV AUTH                        1/1/2015     5.000         296,826      281,544
       235,000      NEW JERSEY HEALTH CARE FACS                         2/1/2021     5.000         241,994      227,809
       500,000      NEW JERSEY HEALTH CARE FACS                         7/1/2015     5.750         490,395      471,500
       495,000      NEW JERSEY HEALTH CARE FACS FI                    11/15/2033     2.679         495,000      346,500

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    Amount                                                             Maturity     Coupon                     Market        of
   or shares                            Security                         date        rate         Cost       Value (a)   net assets
--------------      -----------------------------------------------   ----------    ------   -------------  -----------  ----------
     1,000,000      NEW JERSEY HLTH CARE FACS FING                      7/1/2020     5.250       1,003,694      982,300
        35,000      NEW MEXICO MTG FIN AUTH                             1/1/2026     6.950          36,808       35,630
       250,000      NEW MEXICO ST HOSP EQUIP LN                        8/15/2017     5.000         249,104      212,898
       230,000      NEW ORLEANS LA SEW SVC REV                          6/1/2010     5.200         231,838      230,002
       500,000      NEW RIVERCNMTY DEV DIST FL CP                       5/1/2013     5.000         498,602      319,275
       190,000      NEW YORK CNTYS TOB TR IV                            6/1/2021     4.250         188,154      172,125
       350,000      NEW YORK ST DORM AUTH REVS                          7/1/2019     6.875         372,116      355,306
       500,000      NOBLESVILLE IN REDEV AUTH                           2/1/2031     5.125         495,051      455,085
       250,000      NORTH CAROLINA                                      1/1/2032     5.250         248,654      188,728
       500,000      NORTH CAROLINA MED CARE COMMN                      10/1/2034     5.800         542,138      441,045
       500,000      NORTH CAROLINA MED CARE HLTH                       10/1/2020     5.500         513,422      469,950
       150,000      NORTH CAROLINA MED CARE HLTH                       10/1/2028     5.000         153,456      151,506
     1,300,000      NORTH CAROLINA MED CARE HLTH                       10/1/2035     4.750       1,300,000    1,268,332
       500,000      NORTH CAROLINA MED CARE HLTH                       11/1/2033     6.000         494,193      451,025
     1,000,000      NORTH CENT TX HLTH FAC DEV                         5/15/2017     5.000       1,011,596      989,460
       750,000      NORTH OAKS MN SR HSG REV                           10/1/2022     5.750         739,359      691,350
       350,000      NORTH RANGE MET DIST NO 1 CO                      12/15/2024     5.000         362,605      281,008
     1,000,000      NORTH TX TWY AUTH REV (c)                           1/1/2028     5.900         326,563      294,030
       250,000      NORTH TX TWY AUTH REV                               1/1/2031     6.125         254,737      241,298
     1,000,000      NORTH TX TWY AUTH REV (c)                           1/1/2042     1.154         682,090      632,730
       500,000      NORTHEASTERN PA HOSP + ED AUTH                     8/15/2016     5.150         502,127      500,685
       500,000      NORTHERN CA GAS AUTH NO 1                           7/1/2027     2.590         500,000      255,000
       400,000      NORTHERN MARIANA ISLANDS                           10/1/2022     5.000         403,459      335,628
       220,000      NORTHRN CA PWR AGY PUB PWR REV                      7/1/2032     5.200         224,395      207,781
       250,000      OAKLAND CA UNI SCH DIST                             8/1/2024     5.000         259,512      235,618
       100,000      OAKRIDGE COMMUNITY DEVELOPMENT                      5/1/2018     5.250         101,589      102,123
       500,000      OHIO ST HSG AGY RESIDENT MTG R                      9/1/2033     5.450         500,000      480,880
       250,000      OKANOGAN CNTY WASH PUB HOSP                        12/1/2023     5.625         263,629      238,333
        35,000      OKLAHOMA DEV FIN AUTH REV                          2/15/2029     6.000          36,681       35,080
     1,000,000      OKLAHOMA HSG FIN AGY SINGLE                         9/1/2038     6.500       1,066,686    1,040,170
       500,000      OKLAHOMA ST INDS AUTH REV                           7/1/2023     5.125         486,101      455,690
       500,000      OLIVER CNTY ND POLLUTN CTL REV                      1/1/2027     5.300         502,525      477,880
       275,000      ORANGE CNTY FL HLTH FACS AUTH                       7/1/2009     4.625         275,000      272,074
       620,000      OREGON STHEALTH HSG EDL AUTH                      11/15/2026     8.000         646,156      620,341
        15,000      OREGON STHSG + CMNTY SVCS DEP                       7/1/2022     5.700          15,110       15,147
       500,000      ORLEANS PARISH LA PARSHWDE SCH                      9/1/2020     5.500         500,000      499,970
       520,000      ORLEANS PARISH LA SCH BRD (c)                       2/1/2015     5.586         361,946      367,635
       800,000      PALM BEACH CNTY FL HLTH FACS                       10/1/2011     5.500         803,104      798,888
       250,000      PALM BEACH CNTY FL HLTH FACS                      11/15/2017     5.250         250,000      238,625
       500,000      PALM BEACH CNTY FL HLTH FACS                      11/15/2022     5.375         489,103      439,640
       675,000      PALM BEACH FL HEALTH FACS                         11/15/2029     5.125         683,878      558,353
       285,000      PANTHER TRACE II FL CMNTY DEV                      11/1/2010     5.000         285,804      273,036
       400,000      PAOLI IN BLDG CORP                                 1/15/2032     5.000         405,389      347,864
       630,000      PARKLANDSLEE CMNTY DEV DIST                         5/1/2011     5.125         629,602      597,486
       500,000      PELL CITYAL SPL CARE FACS FIN                      12/1/2027     5.250         427,149      409,290
       250,000      PENNSYLVANIA INTRGVRNMNTL COOP                     6/15/2021     5.000         257,057      245,145
       600,000      PENNSYLVANIA ST HIGHER EDL                         1/15/2022     6.000         620,126      624,336
       295,000      PENNSYLVANIA ST HIGHER EDL                         1/15/2031     6.000         308,723      300,708
       500,000      PENNSYLVANIA ST HIGHER EDL                         3/15/2030     5.750         515,802      458,855
       500,000      PENNSYLVANIA ST HIGHER EDL FAC                     12/1/2018     5.000         514,249      492,610
       500,000      PENNSYLVANIA ST HIGHER EDL FAC                      7/1/2039     2.520         500,000      310,000
        75,000      PENNSYLVANIA ST HIGHER EDL FAC                    11/15/2016     5.875          79,438       67,310
        50,000      PENNSYLVANIA ST HIGHER EDL FAC                    11/15/2021     5.875          50,952       42,179
       235,000      PENNSYLVANIA ST HIGHER EDL FAC                    11/15/2021     5.875         253,556      198,239
       240,000      PHILADELPHIA PA HOSPS + HIGHER                      1/1/2018     5.300         241,841      239,633
       195,000      PHOENIX AZ STR + HWY USER REV                       7/1/2011     6.250         198,451      195,474

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    Amount                                                             Maturity     Coupon                     Market        of
   or shares                            Security                         date        rate         Cost       Value (a)   net assets
--------------      -----------------------------------------------   ----------    ------   -------------  -----------  ----------
       250,000      PIMA CNTYARIZ INDL DEV AUTH E                       7/1/2024     6.100         245,663      221,088
       375,000      PIMA CNTYAZ INDL                                    2/1/2015     6.625         375,000      358,095
       200,000      PIMA CNTYAZ INDL DEV                              12/15/2016     5.250         198,020      190,246
       160,000      PIMA CNTYAZ INDL DEV AUTH                           8/1/2012     6.250         160,000      161,499
       150,000      PIMA CNTYAZ INDL DEV AUTH                           7/1/2023     5.700         154,425      131,345
       420,000      PIMA CNTYAZ INDL DEV AUTH                           6/1/2016     6.000         420,000      406,447
       400,000      PIMA CNTYAZ INDL DEV AUTH                          12/1/2017     5.350         400,000      366,488
       475,000      PIMA CNTYAZ INDL DEV AUTH                           7/1/2014     4.650         473,806      442,833
       250,000      PIMA CNTYAZ INDL DEV AUTH                           6/1/2022     5.000         254,379      213,113
       230,000      PIMA CNTYAZ INDL DEV AUTH                           7/1/2015     5.125         229,013      219,367
       500,000      PIMA CNTYAZ INDL DEV AUTH                          12/1/2018     6.375         500,000      483,280
       775,000      PIMA CNTYAZ INDL DEV AUTH ED                        2/1/2015     7.250         775,000      774,876
       150,000      PIMA CNTYAZ INDL DEV AUTH ED                        7/1/2012     5.000         149,741      145,599
       500,000      PIMA CNTYAZ INDL DEV AUTH ED                        7/1/2022     5.375         505,789      445,135
       500,000      PINAL CNTY AZ INDL DEV AUTH                        10/1/2020     5.250         524,944      445,020
       409,000      PINGREE GROVE VILLAGE IL                            3/1/2015     5.250         406,103      382,898
       225,000      PITT CNTYNC REV                                    12/1/2010     5.375         231,371      232,364
       250,000      PLAINFIELD IN CMNTY HIGH SCH                       7/15/2023     5.000         247,159      236,953
       750,000      PLEASANTSCNTY WV POLL CTL                           5/1/2015     6.150         787,274      751,710
       750,000      PORT CORPUS CHRISTI AUTH TX NE                     12/1/2022     5.650         750,000      701,940
     2,000,000      PORT EVERGLADES AUTH FL IMPT                        9/1/2016     5.000       2,009,930    1,954,580
       600,000      PORTLAND ME HSG DEV CORP                            8/1/2015     4.875         600,000      564,156
       250,000      PORTLAND ME HSG DEV CORP                            8/1/2021     5.700         250,000      232,538
       710,000      POTTER CNTY PA HOSP AUTH REV                        8/1/2016     5.950         714,875      710,092
       500,000      POTTER CNTY PA HOSP AUTH REV                        8/1/2024     6.050         519,175      490,480
       105,000      PRIVATE COLLEGES + UNIVS AUTH                      10/1/2029     5.375         105,204       92,223
       250,000      PROVIDENCE R I HSG AUTH HSG                         9/1/2026     5.000         255,963      231,030
       500,000      PROVIDENCE RI HSG AUTH HSG REV                      9/1/2027     5.000         509,502      460,865
       250,000      PROVO UT CHARTER SCH REV                           6/15/2037     5.500         250,000      191,830
       250,000      PUBLIC AUTH FOR CO ENERGY                         11/15/2018     5.750         242,527      221,480
       450,000      PUERTO RICO COMWLTH HWY                             7/1/2045     2.400         450,000      256,500
       500,000      PUERTO RICO ELEC                                    7/1/2025     2.550         500,000      337,500
       500,000      PUERTO RICO SALES TAX FING                          8/1/2057     2.806         500,000      330,000
       750,000      QUAIL CREEK CMNTY FACS DIST                        7/15/2016     5.150         750,000      703,433
       750,000      QUINAULT INDIAN NATION WA                          12/1/2015     5.800         748,376      689,145
       400,000      RENO NV HOSP REV                                    6/1/2032     5.250         414,335      345,140
       500,000      RENO NV HOSP REV                                    6/1/2020     5.500         509,361      488,565
       750,000      RENO SPARKS INDIAN COLONY NV                        6/1/2021     5.000         767,303      635,925
       500,000      RHODE ISLAND HSG + MTG FIN CRP                     10/1/2038     5.625         500,000      492,165
       250,000      RHODE ISLAND ST HLTH + ED BLDG                     5/15/2026     5.250         255,803      243,263
       500,000      RICHARDSON TX HOSP AUTH REV                        12/1/2028     5.625         515,753      435,975
       500,000      RIVERSIDEMO INDL DEV AUTH                           5/1/2020     5.000         502,970      467,890
       350,000      RIVERSIDEMO INDL DEV AUTH                           5/1/2027     4.500         347,910      291,095
       250,000      RIVERWOODESTATES CMNTY DEV                          5/1/2013     5.000         250,000      157,578
     1,250,000      ROCKPORT IN POLLUTION CTL REV                       6/1/2025     4.625       1,226,197    1,057,500
       500,000      ROSS CNTYOH HOSP REV                               12/1/2028     5.750         503,007      476,460
     1,000,000      SACRAMENTO CA CITY FING AUTH (c)                   12/1/2021     5.200         509,123      449,210
       500,000      SACRAMENTO CNTY CA CTFS PARTN                      10/1/2027     4.750         500,418      428,690
       250,000      SACRAMENTO CNTY CA SANTN DIST                      12/1/2035     2.413         250,000      153,750
       350,000      SACRAMENTO CNTY CA WTR FINGAU                       6/1/2039     2.453         350,000      215,250
       250,000      SAGINAW MI HOSP FIN AUTH REV                        7/1/2030     6.500         266,599      254,158
     1,750,000      SAN BERNARDINO CNTY CA CTFS                         8/1/2028     5.000       1,798,264    1,655,115
       200,000      SAN DIEGOCA PUB FACS FING                          5/15/2025     5.000         202,188      186,294
       145,000      SAN DIEGOCA PUB FACS FING                          5/15/2025     5.000         145,407      133,011
     3,500,000      SAN DIEGOCA PUB FACS FING                          5/15/2027     5.250       3,525,846    3,270,960
       250,000      SAN JOAQUIN HILLS CA TRNS TOLL                     1/15/2030     5.250         253,891      216,330

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    Amount                                                             Maturity     Coupon                     Market        of
   or shares                            Security                         date        rate         Cost       Value (a)   net assets
--------------      -----------------------------------------------   ----------    ------   -------------  -----------  ----------
       250,000      SANTA CLARA CA REDEV TAX ALLOC                      6/1/2015     5.000         252,085      250,585
       500,000      SARASOTA CNTY FL HEALTH FACS                        1/1/2027     5.500         508,687      415,675
       250,000      SARASOTA NATL CMNTY DEV DIS FL                      5/1/2039     5.300         248,162      172,218
       445,000      SAYRE PA HLTH CARE FACS AUTH                       12/1/2031     5.875         465,459      422,585
     1,000,000      SCAGO EDL                                          12/1/2021     5.000       1,047,735      876,580
     1,000,000      SCAGO EDLFACS CORP                                 12/1/2026     5.000       1,047,735      913,950
       500,000      SCOTTSDALE AZ INDL DEV HOSP                         9/1/2030     5.250         482,911      439,650
       200,000      SEMINOLE TRIBE FL SPL OBLIG                        10/1/2022     5.750         207,098      186,886
       500,000      SEMINOLE TRIBE FL SPL OBLIG RE                     10/1/2024     5.500         506,367      450,255
       250,000      SENECA NATION INDIANS CAP                          12/1/2023     5.000         248,673      207,383
       625,000      SHELBY CNTY TN HLTH EDL + HSG                       1/1/2029     5.550         556,863      123,000
       150,000      SHELBY CNTY TN HLTH EDL + HSG                       1/1/2019     5.350         134,966       29,549
       500,000      SHELBY CNTY TN HLTH EDL + HSG                       9/1/2011     4.900         500,000      481,110
       750,000      SHELBY CNTY TN HLTH EDL + HSG                       9/1/2016     5.250         745,183      690,450
       500,000      SHELBY CNTY TN HLTH EDL + HSG                       9/1/2026     5.625         496,352      429,600
       250,000      SKAGIT CNTY WA                                     12/1/2008     4.650         250,141      250,883
     1,000,000      SKOWHEGANME POLLUTN                                11/1/2013     5.900       1,000,000    1,002,160
       500,000      SOUTH CAROLINA EDL FACS AUTH                        3/1/2020     5.000         478,567      456,745
       500,000      SOUTH CAROLINA JOBS ECON DEV                        4/1/2024     5.000         512,869      431,810
       695,000      SOUTH CAROLINA JOBS ECONOMIC                       11/1/2010     4.650         695,000      672,399
       750,000      SOUTH CAROLINA JOBS ECONOMIC                        5/1/2011     5.000         750,000      729,450
       500,000      SOUTH CAROLINA JOBS ECONOMIC                      11/15/2027     6.000         504,334      424,855
       750,000      SOUTH CAROLINA JOBS ECONOMIC                      11/15/2042     5.150         750,000      716,685
       500,000      SOUTH CAROLINA ST HSG FIN +DEV                      7/1/2032     5.500         500,000      485,760
       205,000      SOUTH CHICAGO HEIGHTS IL                           12/1/2009     6.150         205,000      205,597
     1,000,000      SOUTH COAST CONSERVANCY DIST                        1/1/2028     5.250         993,937      967,570
       250,000      SOUTH DAKOTA ST HEALTH + EDL                       11/1/2034     5.250         259,606      226,640
       250,000      SOUTH DAKOTA ST HLTH EDL FACS                       7/1/2035     5.500         252,812      219,603
       400,000      SOUTH INDIAN RIV WTR CTL                            8/1/2031     4.125         370,847      377,760
       170,000      SOUTH LAKE CNTY HOSP DIST FL                       10/1/2022     6.000         174,509      170,349
        85,000      SOUTH LAKE CNTY HOSP DIST FLA                      10/1/2008     4.250          85,000       85,002
       640,000      SOUTH LAKE CNTY HOSP FL                            10/1/2013     5.500         640,015      668,531
       300,000      SOUTHERN MN MUN PWR AGY SUPPLY                      1/1/2013     4.086         300,000      287,241
       250,000      SOUTHWESTERN IL DEV AUTH REV                       8/15/2015     5.375         257,718      241,530
     1,500,000      SOUTHWESTERN IL DEV AUTH REV                       8/15/2029     5.625       1,540,177    1,309,380
       250,000      SOUTHWESTERN IL DEV AUTH REV                       11/1/2026     5.625         248,226      211,135
       750,000      SOUTHWESTERN IL DEV AUTH REV                       10/1/2022     7.000         750,000      677,018
       500,000      SPARKS NVREDEV AGY TAX                              6/1/2020     6.400         491,895      469,390
       500,000      SPARKS NVTOURISM IMPT DIST                         6/15/2020     6.500         482,152      471,050
       250,000      ST CHARLES CNTY MO PUB WTR                         12/1/2036     5.375         248,139      236,313
     1,025,000      ST JOHN BAPTIST PARISH LA REV                       6/1/2037     5.125       1,025,000      793,709
       250,000      ST JOHNS CNTY FL INDL DEV                          10/1/2017     5.000         250,000      217,320
       500,000      ST JOHNS CNTY FL INDL DEV AUTH                      8/1/2034     5.625         481,842      435,440
       400,000      ST JOSEPHCNTY IND ECONOMIC                         5/15/2014     5.750         408,626      381,408
     1,000,000      ST JOSEPHMO INDL DEV AUTH TAX                      11/1/2019     5.100         987,455      886,480
       500,000      ST JOSEPHMO INDL DEV AUTH TAX                      11/1/2023     5.375         496,133      424,180
       500,000      ST JOSHEPCNTY IN HOSP AUTH                         2/15/2028     5.250         510,816      414,375
       800,000      ST LOUIS CNTY MO HSG AUTH (b)                      11/1/2014     8.500         800,000      477,288
       250,000      ST LOUIS CNTY MO INDL DEV                           9/1/2021     5.375         255,037      222,440
       250,000      ST LOUIS CNTY MO INDL DEV AUTH                    11/15/2022     5.000         253,655      202,290
     1,000,000      ST LOUIS CNTY MO INDL DEV AUTH                     12/1/2027     5.370       1,000,000    1,006,730
       460,000      ST LOUIS MO INDL DEV AUTH TAX                       5/1/2026     5.125         457,296      401,893
       525,000      ST PAUL MN HSG + REDEV HOSP                       11/15/2014     5.250         535,976      512,762
       243,337      ST TAMMANY PARISH LA FIN AUTH                      12/1/2039     5.250         249,134      230,450
       190,000      STERLING HILL CMNTY DEV DIST                       11/1/2010     5.500         189,631      186,337
       300,000      STERLING HILL CMNTY DEV DIST                        5/1/2011     5.100         300,000      280,341

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    Amount                                                             Maturity     Coupon                     Market        of
   or shares                            Security                         date        rate         Cost       Value (a)   net assets
--------------      -----------------------------------------------   ----------    ------   -------------  -----------  ----------
       500,000      STONEYBROOK SOUTH CMNTY DEV FL                     11/1/2015     5.450         498,353      438,150
       500,000      SULLIVAN CNTY TN HEALTH EDL                         9/1/2036     5.250         516,535      402,565
       135,000      SUMMIT ACADEMY NORTH MI PUB                         7/1/2009     6.250         135,495      138,607
       445,000      SUMMIT ACADEMY NORTH MI PUB                        11/1/2011     4.750         445,113      435,130
       500,000      TANGIPAH0A PARISH LA HOSP SVC                       2/1/2015     5.375         520,765      486,170
       500,000      TARRANT CNTY TEX CULTURAL ED                      11/15/2016     5.250         483,918      448,145
       750,000      TARRANT CNTY TX CLUTURAL ED                       11/15/2036     6.000         772,879      645,218
     1,000,000      TARRANT CNTY TX CULTURAL ED                       11/15/2026     6.000       1,036,908      893,390
       250,000      TARRANT CNTY TX CULTURAL ED                        2/15/2013     5.000         249,705      235,718
       500,000      TENNESSEEHSG DEV AGY                                7/1/2034     5.100         500,000      455,935
       500,000      TENNESSEEHSG DEV AGY                                7/1/2031     4.500         500,000      497,360
     1,000,000      TENNESSEEHSG DEV AGY                                7/1/2038     5.450       1,000,000      962,900
       250,000      TENNESSEEHSG DEV AGY MTG FIN                        7/1/2023     5.200         252,726      251,578
       250,000      TEXAS MUNGAS ACQUISITION                          12/15/2026     3.339         250,000      161,250
       185,000      TEXAS MUNGAS ACQUISITION CORP                     12/15/2026     6.250         177,241      160,889
     1,000,000      TEXAS ST PUB FIN AUTH                              8/15/2030     5.000         870,210      773,940
       500,000      TEXAS ST PUB FIN AUTH CHARTER                       9/1/2018     5.500         500,000      461,425
       800,000      TEXAS STUDENT HSG AUTH REV (b)                      1/1/2014    11.000         800,000            8
     1,500,000      TISONS LANDING CMNTY DEV DIST                      11/1/2011     5.000       1,499,338      901,140
       300,000      TOBACCO SETTLEMENT FING CO NJ                       6/1/2015     5.000         309,056      285,264
        95,000      TOBACCO SETTLEMENT FING CORP                        6/1/2011     5.000          95,000       95,067
       425,000      TODD CREEK FARMS MET DIST NO 1                     12/1/2009     4.750         423,807      415,786
       250,000      TOLEDO LUCAS CNTY OH PORT AUTH                     12/1/2035     5.375         257,851      211,940
       750,000      TOLOMATO CMNTY DEV DIST FL                          5/1/2017     6.375         750,000      717,743
     2,000,000      TRAVIS CNTY TX HEALTH FACS DEV                    11/15/2035     4.750       2,000,000    1,942,180
       840,000      TRAVIS CNTY TX HSG FIN CORP (b)                     6/1/2035     9.250         840,000      348,634
       520,000      TYLER TX HEALTH FACS DEV CORP                       7/1/2009     6.600         520,000      524,831
       350,000      TYLER TX HEALTH FACS DEV CORP                      11/1/2037     5.375         347,580      281,169
       500,000      ULSTER CNTY N Y INDL                               9/15/2013     5.100         496,738      472,210
       500,000      ULSTER CNTY N Y INDL                               9/15/2016     5.250         493,585      453,810
       135,000      UNIVERSITY AZ MED CTR HOSP REV                      7/1/2013     5.000         135,589      135,163
       240,000      UNIVERSITY CITY MO INDL DEV AU                    12/20/2030     6.000         251,247      240,043
       671,000      UTAH ASSOCIATED MUNI POWER SYS                      5/1/2022     4.750         671,000      566,076
       320,000      UTAH CNTYUT HOSP REV                               8/15/2026     5.250         324,467      320,554
       500,000      UTAH HSG CORP SINGLE FAMILY                         1/1/2040     5.550         500,000      485,515
       600,000      UTAH ST CHARTER SCH FIN AUTH                       7/15/2018     6.375         600,000      571,620
       750,000      VALLEY ALSPL CARE FACS FING                        11/1/2011     5.450         761,496      750,495
     1,140,000      VERANO CTR CMNTY DEV DIST FL                       11/1/2012     5.000       1,140,000    1,020,859
     1,000,000      VERMONT EDL + HLTH BLDGS AGY                       12/1/2027     6.125       1,021,475      994,660
       260,000      VERRADO CMNTY FACS DIST NO 1                       7/15/2013     6.000         260,000      264,074
       300,000      VIGO CNTYIN HOSP AUTH REV                           9/1/2027     5.500         296,848      246,654
     1,000,000      VIRGINIA ST HSG DEV AUTH                            7/1/2031     5.350       1,010,087      969,220
     2,000,000      VIRGINIA ST HSG DEV AUTH                            7/1/2036     5.375       2,093,361    1,931,360
       250,000      WALKER FIELD CO PUB ARPT AUTH                      12/1/2027     4.750         227,637      194,855
       350,000      WASHINGTON CNTY IA HOSP REV                         7/1/2017     5.250         349,747      329,116
       145,000      WASHINGTON CNTY PA AUTH REV                        12/1/2029     6.150         153,706      138,392
       500,000      WASHINGTON ST HEALTH CARE FACS                      8/1/2028     6.250         518,550      504,330
     1,000,000      WASHINGTON ST HSG FIN COMM                         12/1/2033     5.450       1,000,000      961,550
     1,150,000      WASHINGTON ST HSG FIN COMMN                         1/1/2017     5.250       1,146,114    1,039,370
       650,000      WASHINGTON ST HSG FIN COMMN                         1/1/2013     5.100         650,000      623,656
       490,000      WATERS EDGE CMNTY DEV DIST                         11/1/2012     5.000         490,165      415,966
       500,000      WATERSET NORTH CMNTY DEV DIST                      11/1/2015     6.550         498,573      461,310
       750,000      WEATHERFORD HOSP AUTH OK REV                        5/1/2016     6.000         766,258      698,033
       125,000      WELD CNTYCO CTFS PARTN                            12/15/2019     5.125         127,589      114,484
       500,000      WEST VIRGINIA ST HOSP FIN AUTH                      6/1/2028     5.375         487,808      453,440
       245,000      WEST VLGSIMPT DIST FLA REV                          5/1/2037     5.500         245,000      172,419

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    Amount                                                             Maturity     Coupon                     Market        of
   or shares                            Security                         date        rate         Cost       Value (a)   net assets
--------------    -------------------------------------------------   ----------    ------   -------------  -----------  ----------
       845,000      WESTERN GENERATION AGY OR                           1/1/2021     5.000         853,510      696,441
       200,000      WESTPARK CMNTY FACS DIST AZ                        7/15/2016     4.900         200,000      184,176
       500,000      WHITEHOUSE TX INDPT SCH DIST (c)                   2/15/2025     4.650         235,626      186,500
        60,000      WHITMORE LAKE MI PUB SCH DIST                       5/1/2028     5.000          61,883       63,559
       500,000      WI ST HEALTH EDL FACS                               6/1/2028     5.700         519,762      448,245
       145,000      WICHITA KS HOSP REV                               11/15/2024     6.250         151,795      145,028
       255,000      WILL CNTYIL SPL ED JT                               1/1/2021     5.500         265,230      252,292
       500,000      WINKLER COUNTY TX                                  2/15/2031     5.250         516,306      435,810
       750,000      WINNEBAGO+ STEPHENSONCNTYS (c)                      1/1/2019     5.250         440,846      409,913
       460,000      WISCONSINHEALTH + EDL FACS                         8/15/2016     4.600         458,779      432,819
     1,000,000      WISCONSINHEALTH + EDL FACS                         12/1/2034     4.750       1,000,000      996,640
       250,000      WISCONSINST HEALTH + EDL                          11/15/2032     6.000         268,701      228,075
       450,000      WISCONSINST HEALTH + EDL FACS                       7/1/2017     6.000         462,316      457,353
       350,000      WISCONSINST HEALTH + EDL FACS                       7/1/2021     6.000         359,489      351,456
       250,000      WISCONSINST HEALTH + EDL FACS                      10/1/2013     4.500         248,888      243,773
       500,000      WISCONSINST HEALTH + EDL FACS                      2/15/2032     5.250         488,123      448,540
       500,000      WISCONSINST HEALTH + EDL FACS                      1/15/2025     5.650         511,037      494,915
       225,000      WISCONSINST HEALTH + EDL FACS                     11/15/2023     6.000         239,978      216,551
       350,000      WISCONSINST HEALTH + EDL FACS                      5/15/2029     5.125         360,318      291,904
       500,000      WISCONSINST HEALTH + EDL FACS                       7/1/2026     5.000         505,379      424,905
       500,000      WISCONSINST HEALTH + EDL FACS                      8/15/2034     6.750         507,479      485,970
       225,000      WISCONSINST HEALTH + EDL FACS                       3/1/2015     4.650         225,000      213,050
       400,000      WISCONSINST HEALTH + EDL FACS                       9/1/2015     5.000         400,000      359,736
       305,000      WISCONSINST HEALTH + EDL FACS                      2/15/2034     5.375         307,512      259,262
       400,000      WISCONSINST HEALTH EDL FACS                        8/15/2023     5.600         401,499      371,728
     1,000,000      WISCONSINST HLTH + EDL FACS                        8/15/2023     5.500       1,002,094      962,590
       500,000      WISCONSINST HLTH + EDL FACS                        8/15/2026     5.875         475,192      452,520
     1,050,000      WOODHILL PUB FAC CORP TEX                          12/1/2015     7.250       1,038,406      995,201
       250,000      WYOMING MUN PWR AGY PWR                             1/1/2028     5.500         255,434      236,088
       250,000      YORK CNTYPA INDL DEV AUTH REV                      10/1/2019     6.450         250,000      250,533
       250,000      YUBA CTY CL REDEV AGY TAX ALLO                      9/1/2027     5.125         254,912      212,145
       400,000      ZEPHYR RIDGE CMNTY DEV DIST FL                      5/1/2013     5.250         400,714      262,400
                                                                                             -------------  -----------
                                                                                               365,151,134  329,416,426       89.60%

                  Cash Equivalents:
    12,257,789      SSGA TAX-EXEMPT MONEY MARKET FUND, Current rate 5.79%                    $  12,257,789   12,257,789        3.33%
                                                                                             -------------  -----------  ----------

                    Grand total  (d)                                                         $ 406,131,857  364,511,537       99.15%
                                                                                             =============  ===========  ==========

Notes to investments in securities:

      (a)   Securities are valued in accordance with procedures described in note 2 to the June 30, 2008 financial statements.

      (b) Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

      (c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

      (d) At September 30, 2008, the cost for Federal income tax purposes was $406,131,857. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                Gross unrealized appreciation                                                $     281,305
                Gross unrealized depreciation                                                  (41,901,624)
                                                                                             -------------
                   Net unrealized depreciation                                               $ (41,620,320)
                                                                                             =============

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                               September 30, 2008

     Face                                                                                                                  Percent
    Amount                                                             Maturity     Coupon                     Market        of
   or shares                            Security                         date        rate         Cost       Value (a)   net assets
--------------      -----------------------------------------------   ----------    ------   -------------  ----------   ----------

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

                  Geographical Diversification                                                     Percent
                  ----------------------------------------------------------------------------------------
                    Illinois                                                                          8.81%
                    Texas                                                                             8.48
                    Florida                                                                           7.30
                    California                                                                        5.45
                    Louisiana                                                                         3.58
                    Missouri                                                                          3.42
                    Indiana                                                                           3.31
                    Pennsylvania                                                                      3.13
                    Michigan                                                                          2.80
                    Colorado                                                                          2.74
                    South Carolina                                                                    2.69
                    Other                                                                            48.29
                                                                                             -------------
                                                                                                    100.00%
                                                                                             -------------

Other information:

            Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to calculate the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

            Level 1 - quoted prices in active markets for identical investments

            Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

            Investments are valued as of the close of business of the New York Stock exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

            Debt securities are valued at an evaluated mean provided by an independent pricing service that are based on upon where a U.S. municipal retail lot position would trade at the end of each business day.

            When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Trustees.

            The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's assets carried at fair value:

                                                                                 Investments in
                                                                                   Securities
                 Valuation inputs                                                   at Value
                                                                                 --------------
            Level 1 - Quoted Prices                                              $   22,837,322
            Level 2 - Other Significant Observable inputs                           341,674,215
            Level 3 - Significant unobservable Inputs                                         0
                                                                                 --------------
            Total                                                                $  364,511,537
                                                                                 ==============

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d)under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES
                           [See General Instruction F]

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CLEARWATER INVESTMENT TRUST

By: (Signature and Title)* /s/George H. Weyerhaeuser, Jr.
                           ------------------------------

                           George H. Weyerhaeuser, Jr.

                           Chief Executive Officer and Treasurer

Date:  November 26, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)* /s/George H. Weyerhaeuser, Jr.
                           ------------------------------

                           George H. Weyerhaeuser, Jr.

                           Chief Executive Officer

Date: November 26, 2008

By: (Signature and Title)* /s/George H. Weyerhaeuser, Jr.
                           ------------------------------

                           George H. Weyerhaeuser, Jr.

                           Treasurer

Date: November 26, 2008

* Print the name and title of each signing officer under his or her signature.